UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08342

Investment Company Act File Number

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Portfolio

January 31, 2017

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 66.9%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.1%
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	$4,333,811
Albania Government Bond, 8.93%, 4/23/25	ALL	483,300	4,403,706
Republic of Albania, 5.75%, 11/12/20(1)	EUR	41,925	49,996,995

Total Albania			$58,734,512

Argentina — 1.7%
City of Buenos Aires, 7.50%, 6/1/27(1)	USD	32,119	$32,761,380
Province of Neuquen, 8.625%, 5/12/28(1)	USD	1,720	1,810,300
Province of Salta, 9.125%, 7/7/24(1)	USD	1,720	1,828,876
Province of Santa Fe, 6.90%, 11/1/27(1)	USD	5,024	4,754,814
Provincia de Buenos Aires, 3.00% to 11/1/17, 5/1/20(1)(2)	EUR	1,760	1,875,031
Provincia de Mendoza, 8.375%, 5/19/24(1)	USD	1,715	1,762,162
Provincia del Chaco, 9.375%, 8/18/24(1)	USD	1,878	1,765,320
Provincia del Chubut, 7.75%, 7/26/26(1)	USD	1,835	1,803,970
Republic of Argentina, 0.75%, 6/9/17	USD	8,670	8,589,716
Republic of Argentina, 0.75%, 9/21/17	USD	7,989	7,863,002
Republic of Argentina, 2.40%, 3/18/18	USD	5,866	5,790,622
Republic of Argentina, 15.50%, 10/17/26	ARS	393,387	25,465,838

Total Argentina			$96,071,031

Armenia — 0.4%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	23,772	$24,990,790

Total Armenia			$24,990,790

Australia — 0.9%
Australia Government Bond, 3.00%, 3/21/47(1)	AUD	78,382	$51,107,181

Total Australia			$51,107,181

Barbados — 0.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	27,275	$21,001,750
Barbados Government International Bond, 6.625%, 12/5/35(3)	USD	3,291	2,534,070
Barbados Government International Bond, 7.00%, 8/4/22(3)	USD	2,200	2,044,130

Total Barbados			$25,579,950

Belarus — 0.5%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	25,892	$26,790,452

Total Belarus			$26,790,452

Brazil — 4.2%
Letra do Tesouro Nacional, 0.00%, 4/1/17	BRL	758,232	$236,020,193

Total Brazil			$236,020,193

Costa Rica — 0.0%(4)
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	1,579,683	$2,387,753

Total Costa Rica			$2,387,753

Security	Principal Amount (000’s omitted)		Value
Croatia — 5.0%
Croatia, 3.00%, 3/11/25(1)	EUR	31,377	$33,837,119
Croatia, 3.875%, 5/30/22(1)	EUR	10,399	12,120,879
Croatia, 6.25%, 4/27/17(1)	USD	168,191	169,900,157
Croatia, 6.75%, 11/5/19(1)	USD	60,000	65,391,600

Total Croatia			$281,249,755

Cyprus — 3.1%
Republic of Cyprus, 3.75%, 7/26/23(1)	EUR	48,571	$54,373,692
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	33,836	38,425,304
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	38,340	44,285,182
Republic of Cyprus, 4.625%, 2/3/20(1)(3)	EUR	9,538	11,218,711
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	20,564	24,152,330

Total Cyprus			$172,455,219

Dominican Republic — 1.9%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	235,900	$5,081,429
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,616,500	35,201,407
Dominican Republic, 13.50%, 8/4/17(1)	DOP	145,600	3,178,582
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,466,000	33,132,135
Dominican Republic, 15.00%, 4/5/19(1)	DOP	451,800	10,700,501
Dominican Republic, 15.95%, 6/4/21(1)	DOP	239,300	6,161,571
Dominican Republic, 16.00%, 7/10/20(1)	DOP	402,800	10,118,184
Dominican Republic, 16.95%, 2/4/22(1)	DOP	110,200	2,979,680

Total Dominican Republic			$106,553,489

Ecuador — 1.8%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	43,572	$43,354,140
Republic of Ecuador, 7.95%, 6/20/24(3)	USD	33,926	33,756,370
Republic of Ecuador, 10.50%, 3/24/20(1)	USD	15,645	17,170,387
Republic of Ecuador, 10.50%, 3/24/20(3)	USD	3,199	3,510,903

Total Ecuador			$97,791,800

El Salvador — 1.0%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,877	$4,283,762
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	20,895	18,439,837
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	601	605,507
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	9,508	8,410,682
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	16,570	16,652,850
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	5,987	5,777,455

Total El Salvador			$54,170,093

Fiji — 0.7%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	39,998	$39,997,880

Total Fiji			$39,997,880

Georgia — 0.1%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	390	$141,500
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,820	1,046,644
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,395	880,462
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	825	310,638
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,682	1,082,005
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	10,230	4,015,323

Security	Principal Amount (000’s omitted)		Value
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,998	$858,843

Total Georgia			$8,335,415

Germany — 0.3%
Bundesrepublik Deutschland, 3.50%, 7/4/19(1)	EUR	15,000	$17,860,745

Total Germany			$17,860,745

Greece — 0.5%
Hellenic Republic Government Bond, 4.75%, 4/17/19(1)(3)	EUR	26,295	$26,195,537

Total Greece			$26,195,537

Honduras — 0.8%
Honduras Government International Bond, 6.25%, 1/19/27(1)	USD	9,705	$9,685,590
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	7,987	8,698,402
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	22,352	25,140,636

Total Honduras			$43,524,628

Hungary — 0.9%
Hungary Government Bond, 3.00%, 10/27/27(6)	HUF	15,000,000	$50,156,268

Total Hungary			$50,156,268

Iceland — 3.9%
Republic of Iceland, 5.00%, 11/15/28	ISK	293,368	$2,508,482
Republic of Iceland, 5.875%, 5/11/22(1)	USD	78,839	88,936,620
Republic of Iceland, 6.25%, 2/5/20	ISK	1,359,200	7,478,296
Republic of Iceland, 6.50%, 1/24/31	ISK	4,874,769	46,230,529
Republic of Iceland, 7.25%, 10/26/22	ISK	2,374,866	13,908,942
Republic of Iceland, 8.00%, 6/12/25	ISK	4,172,907	37,224,416
Republic of Iceland, 8.75%, 2/26/19	ISK	3,691,371	21,070,425

Total Iceland			$217,357,710

Indonesia — 1.9%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	128,913,000	$9,752,262
Indonesia Government Bond, 8.75%, 5/15/31	IDR	483,258,000	38,101,469
Republic of Indonesia, 2.625%, 6/14/23(1)	EUR	11,000	12,151,102
Republic of Indonesia, 3.375%, 7/30/25(3)	EUR	40,119	45,558,715

Total Indonesia			$105,563,548

Japan — 2.3%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(5)	JPY	4,712,275	$43,975,531
Japan Government CPI Linked Bond, 0.10%, 3/10/25(5)	JPY	9,083,896	84,945,810

Total Japan			$128,921,341

Kenya — 0.5%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	528,100	$4,632,500
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	1,840,892
Republic of Kenya, 5.875%, 6/24/19(1)	USD	21,474	22,281,423

Total Kenya			$28,754,815

Lebanon — 0.2%
Lebanese Republic, 5.15%, 6/12/18(1)	USD	10,607	$10,700,342
Lebanese Republic, 5.15%, 11/12/18(1)	USD	1,038	1,043,937

Total Lebanon			$11,744,279

Security	Principal Amount (000’s omitted)		Value
Lithuania — 0.4%
Republic of Lithuania, 6.125%, 3/9/21(1)	USD	17,928	$20,124,180

Total Lithuania			$20,124,180

Macedonia — 2.4%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	20,442	$22,472,287
Republic of Macedonia, 3.975%, 7/24/21(3)	EUR	57,150	62,826,102
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	31,656	36,213,093
Republic of Macedonia, 4.875%, 12/1/20(3)	EUR	9,255	10,587,319

Total Macedonia			$132,098,801

Mexico — 0.1%
United Mexican States, 3.375%, 2/23/31	EUR	2,154	$2,324,677
United Mexican States, 3.625%, 4/9/29	EUR	1,269	1,454,076

Total Mexico			$3,778,753

New Zealand — 2.1%
New Zealand Government Bond, 2.00%, 9/20/25(1)(5)	NZD	71,507	$53,195,713
New Zealand Government Bond, 2.50%, 9/20/35(1)(5)	NZD	14,909	11,069,476
New Zealand Government Bond, 3.00%, 9/20/30(1)(5)	NZD	66,555	53,814,414

Total New Zealand			$118,079,603

Nigeria — 0.1%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	7,498	$7,596,524

Total Nigeria			$7,596,524

Pakistan — 0.1%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	6,490	$6,567,932

Total Pakistan			$6,567,932

Philippines — 0.6%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$36,200,794

Total Philippines			$36,200,794

Romania — 0.0%(4)
Romania Government Bond, 6.125%, 1/22/44(1)	USD	500	$592,180

Total Romania			$592,180

Russia — 5.5%
Russia Government Bond, 6.40%, 5/27/20	RUB	7,734,341	$123,109,160
Russia Government Bond, 6.70%, 5/15/19	RUB	2,609,021	42,374,092
Russia Government Bond, 6.80%, 12/11/19	RUB	1,387,049	22,400,767
Russia Government Bond, 7.50%, 2/27/19	RUB	946,480	15,623,882
Russia Government Bond, 7.60%, 4/14/21	RUB	2,366,209	38,863,178
Russia Government Bond, 7.75%, 9/16/26	RUB	608,830	9,913,752
Russia Government Bond, 8.50%, 9/17/31	RUB	3,178,990	54,114,966

Total Russia			$306,399,797

Rwanda — 0.4%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	19,768	$19,658,050

Total Rwanda			$19,658,050

Serbia — 9.3%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	149,982	$153,676,956
Republic of Serbia, 5.875%, 12/3/18(1)	USD	97,086	102,000,008

Security	Principal Amount (000’s omitted)		Value
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	$9,512,049
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	9,484,490	83,461,613
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	2,703,190	24,192,498
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	15,531,064
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	22,282,156
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,191,583
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,349,936
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	1,327,010	12,292,200
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,160,420	22,156,354
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,798,250	60,429,489
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	2,425,898

Total Serbia			$517,501,804

Sri Lanka — 3.9%
Republic of Sri Lanka, 6.85%, 11/3/25(1)	USD	5,329	$5,336,466
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	5,099,300	32,064,805
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	141,000	855,986
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	432,000	2,697,761
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,397,000	15,279,083
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	134,000	798,791
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,119,630	13,015,444
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	9,447,900
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,554,300	9,294,001
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	3,671,100	21,674,101
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	191,840	1,247,280
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,719,000	11,107,276
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,497,000	9,488,603
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	2,145,310	13,581,266
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,536,000	9,461,097
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	1,333,870
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,712,750	22,604,381
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	828,000	4,894,635
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	347,830	2,195,746
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	839,380	5,259,499
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	365,000	2,316,700
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,859,000	11,561,424
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	2,132,620	13,176,205

Total Sri Lanka			$218,692,320

Suriname — 0.7%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	37,184	$37,616,078

Total Suriname			$37,616,078

Tanzania — 1.5%
United Republic of Tanzania, 7.25%, 3/9/20(1)(7)	USD	78,787	$83,188,547

Total Tanzania			$83,188,547

Thailand — 2.4%
Thailand Government Bond, 1.20%, 7/14/21(1)(5)	THB	2,027,319	$56,893,452
Thailand Government Bond, 1.25%, 3/12/28(1)(5)	THB	2,874,363	76,509,012

Total Thailand			$133,402,464

Turkey — 2.8%
Republic of Turkey, 4.875%, 10/9/26	USD	26,700	$24,940,764

Security	Principal Amount (000’s omitted)		Value
Republic of Turkey, 7.00%, 6/5/20	USD	47,321	$51,092,673
Republic of Turkey, 7.375%, 2/5/25	USD	72,000	79,512,408

Total Turkey			$155,545,845

Zambia — 0.4%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	22,830	$20,663,775
Zambia Government Bond, 11.00%, 9/1/19	ZMW	44,500	3,476,161

Total Zambia			$24,139,936

Total Foreign Government Bonds (identified cost $3,714,492,799)			$3,733,497,992

Foreign Corporate Bonds — 0.9%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(7)	USD	12,200	$12,139,000

Total Azerbaijan			$12,139,000

Croatia — 0.2%
Agrokor d.d., 9.125%, 2/1/20(1)	EUR	11,829	$11,163,012

Total Croatia			$11,163,012

Georgia — 0.2%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	18,730	$7,111,493
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	4,959	5,231,745

Total Georgia			$12,343,238

Russia — 0.3%
Gazprom OAO Via Gaz Capital SA, 3.755%, 3/15/17(1)	EUR	10,618	$11,506,556
Sberbank of Russia Via SB Capital SA, 5.40%, 3/24/17(1)	USD	2,892	2,906,228

Total Russia			$14,412,784

Total Foreign Corporate Bonds (identified cost $54,145,255)			$50,058,034

Sovereign Loans — 1.4%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.86%, Maturing August 1, 2021(8)(9)(10)		$15,600	$14,932,195

Total Ethiopia			$14,932,195

Kenya — 0.3%
Government of Kenya, Term Loan, 6.50%, Maturing October 28, 2017(9)		$17,030	$16,987,425

Total Kenya			$16,987,425

Borrower	Principal Amount (000’s omitted)		Value
Macedonia — 0.2%
Republic of Macedonia, Term Loan, 3.26%, Maturing December 16, 2022(10)(11)(12)	EUR	11,000	$12,246,452

Total Macedonia			$12,246,452

Pakistan — 0.6%
Islamic Republic of Pakistan, Term Loan, 3.80%, Maturing October 1, 2017(10)		$35,000	$35,103,416

Total Pakistan			$35,103,416

Total Sovereign Loans (identified cost $78,033,696)			$79,269,488

Debt Obligations - United States — 10.9%

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$567,496

Total Corporate Bonds & Notes (identified cost $510,266)			$567,496

Collateralized Mortgage Obligations — 0.6%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$91,510	$101,482
Series 1548, Class Z, 7.00%, 7/15/23		91,678	101,937
Series 1650, Class K, 6.50%, 1/15/24		537,543	593,584
Series 1817, Class Z, 6.50%, 2/15/26		86,571	96,864
Series 1927, Class ZA, 6.50%, 1/15/27		301,523	337,993
Series 2127, Class PG, 6.25%, 2/15/29		456,119	498,854
Series 2344, Class ZD, 6.50%, 8/15/31		645,044	738,945
Series 2458, Class ZB, 7.00%, 6/15/32		1,151,212	1,344,802

			$3,814,461

Federal National Mortgage Association:
Series 1992-180, Class F, 1.921%, 10/25/22(7)		$363,838	$369,334
Series 1993-16, Class Z, 7.50%, 2/25/23		335,083	371,688
Series 1993-79, Class PL, 7.00%, 6/25/23		220,679	244,246
Series 1993-104, Class ZB, 6.50%, 7/25/23		84,179	90,755
Series 1993-121, Class Z, 7.00%, 7/25/23		1,303,036	1,439,404
Series 1993-141, Class Z, 7.00%, 8/25/23		262,298	291,779
Series 1994-42, Class ZQ, 7.00%, 4/25/24		1,645,246	1,828,673
Series 1994-79, Class Z, 7.00%, 4/25/24		327,825	364,109
Series 1994-89, Class ZQ, 8.00%, 7/25/24		259,605	294,806
Series 1996-35, Class Z, 7.00%, 7/25/26		76,518	87,052
Series 1998-16, Class H, 7.00%, 4/18/28		266,243	299,306
Series 1998-44, Class ZA, 6.50%, 7/20/28		492,843	550,477
Series 1999-25, Class Z, 6.00%, 6/25/29		501,867	562,245
Series 2000-2, Class ZE, 7.50%, 2/25/30		128,441	148,771

Security	Principal Amount	Value
Series 2000-49, Class A, 8.00%, 3/18/27	$371,851	$425,821
Series 2001-31, Class ZA, 6.00%, 7/25/31	3,931,331	4,406,697
Series 2001-74, Class QE, 6.00%, 12/25/31	1,100,946	1,240,173
Series 2009-48, Class WA, 5.828%, 7/25/39(13)	4,802,365	5,296,121
Series 2011-38, Class SA, 11.187%, 5/25/41(14)	4,633,804	5,100,250
Series G48, Class Z, 7.10%, 12/25/21	274,929	297,802
Series G92-60, Class Z, 7.00%, 10/25/22	444,134	482,377
Series G93-1, Class K, 6.675%, 1/25/23	457,124	495,095
Series G93-31, Class PN, 7.00%, 9/25/23	1,447,863	1,593,790
Series G93-41, Class ZQ, 7.00%, 12/25/23	2,807,563	3,092,414
Series G94-7, Class PJ, 7.50%, 5/17/24	479,642	541,324

		$29,914,509

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$111,038	$120,705

		$120,705

Total Collateralized Mortgage Obligations (identified cost $31,811,662)		$33,849,675

Mortgage Pass-Throughs — 5.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.869%, with maturity at 2035(15)	$2,668,985	$2,786,831
2.921%, with maturity at 2036(15)	2,977,549	3,149,631
3.024%, with maturity at 2023(15)	68,428	70,508
3.424%, with maturity at 2029(15)	251,873	252,172
4.384%, with maturity at 2030(15)	547,800	587,066
4.50%, with maturity at 2035	404,821	432,180
6.00%, with various maturities to 2035(16)	11,247,558	12,788,523
6.50%, with various maturities to 2036(16)	19,379,558	22,139,720
6.60%, with maturity at 2030	1,061,512	1,235,454
7.00%, with various maturities to 2036(16)	19,942,165	23,106,652
7.31%, with maturity at 2026	70,877	81,168
7.50%, with various maturities to 2035	11,355,217	13,098,902
7.95%, with maturity at 2022	165,456	180,460
8.00%, with various maturities to 2034	4,642,583	5,414,621
8.15%, with maturity at 2021	35,373	37,821
8.30%, with maturity at 2021	10,620	11,303
8.47%, with maturity at 2018	10,600	10,789
8.50%, with maturity at 2025	129,628	143,732
9.00%, with various maturities to 2027	522,878	577,464
9.50%, with maturity at 2027	84,054	92,453
10.00%, with various maturities to 2020	84,294	88,858
10.50%, with maturity at 2021	55,163	56,358

		$86,342,666

Federal National Mortgage Association:
1.848%, with various maturities to 2035(15)	$13,052,835	$13,294,268
1.851%, with various maturities to 2033(15)(16)	9,877,480	10,031,206
1.852%, with maturity at 2038(15)	563,917	573,603

Security	Principal Amount	Value
1.853%, with various maturities to 2027(15)	$873,683	$882,425
1.896%, with maturity at 2035(15)	2,640,036	2,680,154
1.998%, with maturity at 2025(15)(16)	723,117	735,102
2.198%, with maturity at 2024(15)	363,174	370,567
2.75%, with maturity at 2028(15)	172,970	179,815
2.915%, with maturity at 2023(15)	46,408	47,055
3.61%, with maturity at 2034(15)	1,574,112	1,686,944
3.719%, with maturity at 2035(15)	4,609,918	4,940,357
3.832%, with maturity at 2035(15)	4,075,759	4,367,909
5.50%, with maturity at 2020	172,201	178,192
6.00%, with various maturities to 2038(16)	61,131,632	69,599,357
6.324%, with maturity at 2032(15)	1,539,097	1,691,635
6.50%, with various maturities to 2038	20,560,129	23,418,700
7.00%, with various maturities to 2035	22,451,724	26,062,073
7.402%, with maturity at 2025(15)	36,989	39,453
7.50%, with various maturities to 2035(16)	19,181,886	22,346,988
8.00%, with various maturities to 2034	2,592,068	3,006,576
8.50%, with various maturities to 2037	5,036,371	6,041,741
9.00%, with various maturities to 2032	938,148	1,066,402
9.221%, with maturity at 2028(13)	20,410	22,075
9.50%, with various maturities to 2031	468,281	526,592
9.858%, with maturity at 2027(13)	54,491	58,623
10.50%, with maturity at 2029	100,049	115,347
11.50%, with maturity at 2031	149,217	185,443

		$194,148,602

Government National Mortgage Association:
2.25%, with maturity at 2024(15)	$275,200	$281,062
6.50%, with various maturities to 2032	794,755	900,105
7.00%, with various maturities to 2031(16)	1,228,965	1,417,455
7.50%, with various maturities to 2032(16)	2,806,826	3,184,239
7.75%, with maturity at 2019	14,009	14,982
8.00%, with various maturities to 2034	2,737,173	3,222,132
8.30%, with maturity at 2020	5,880	6,245
8.50%, with various maturities to 2021	33,204	35,394
9.00%, with various maturities to 2025	91,399	102,745
9.50%, with various maturities to 2026	530,431	614,990

		$9,779,349

Total Mortgage Pass-Throughs (identified cost $280,591,754)		$290,270,617

U.S. Treasury Obligations — 5.1%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(16)	$1,500,000	$1,856,426
U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/22(17)	277,266,600	280,924,578

Total U.S. Treasury Obligations (identified cost $281,701,232)		$282,781,004

Total Debt Obligations-United States (identified cost $594,614,914)		$607,468,792

Common Stocks — 1.6%

Security	Shares	Value
Iceland — 1.0%
Eimskipafelag Islands HF	2,775,070	$7,600,457
Hagar HF	16,762,633	7,450,383
HB Grandi HF	16,898,611	4,114,814
Icelandair Group HF	49,647,942	9,524,888
Marel HF	3,792,656	8,807,114
Reginn HF(18)	17,448,300	3,938,155
Reitir Fasteignafelag HF	9,936,197	7,849,246
Siminn HF(18)	143,155,664	3,864,874

Total Iceland		$53,149,931

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.(18)	38,138,000	$15,579,116

Total Singapore		$15,579,116

Vietnam — 0.3%
Bank for Foreign Trade of Vietnam JSC	846,990	$1,472,878
Bank for Investment and Development of Vietnam JSC	468,816	350,244
Bao Viet Holdings	156,900	423,820
Danang Rubber JSC	68,640	92,431
HA TIEN 1 Cement JSC(18)	219,600	194,045
Hoa Phat Group JSC	483,690	904,350
Hoa Sen Group	80,730	177,635
KIDO Group Corp.	373,100	608,844
Kinh Bac City Development Share Holding Corp.(18)	513,300	309,567
Masan Group Corp.	954,000	1,737,977
PetroVietnam Drilling & Well Services JSC(18)	260,463	237,898
PetroVietnam Fertilizer & Chemical JSC	385,500	411,579
PetroVietnam Gas JSC	165,200	433,700
PetroVietnam Technical Services Corp.	628,300	488,333
Pha Lai Thermal Power JSC	219,100	165,552
Saigon - Hanoi Commercial Joint Stock Bank	891,443	189,272
Saigon Securities, Inc.(18)	668,470	596,616
Saigon Thuong Tin Commercial JSB(18)	1,482,405	668,772
Tan Tao Investment & Industry JSC(18)	1,064,400	183,536
Vietjet Aviation JSC(18)	476,000	1,785,997
Vietnam Construction and Import-Export JSC	311,100	192,746
Vietnam Dairy Products JSC	455,640	2,599,226
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	121,992
Vingroup JSC(18)	2,105,376	3,916,289

Total Vietnam		$18,263,299

Total Common Stocks (identified cost $85,308,560)		$86,992,346

Currency Options Purchased — 0.3%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call SEK/Put EUR	BNP Paribas	EUR	37,365	SEK	9.55	5/2/17	$784,163
Call SEK/Put EUR	BNP Paribas	EUR	37,365	SEK	9.49	5/16/17	658,033
Call SEK/Put EUR	Citibank, N.A.	EUR	75,332	SEK	9.53	4/27/17	1,449,789
Call SEK/Put EUR	Citibank, N.A.	EUR	37,667	SEK	9.45	5/23/17	577,719
Call SEK/Put EUR	Citibank, N.A.	EUR	18,835	SEK	9.45	5/23/17	288,882
Call SEK/Put EUR	Goldman Sachs International	EUR	36,763	SEK	9.45	4/27/17	495,872
Call SEK/Put EUR	Goldman Sachs International	EUR	74,729	SEK	9.44	5/1/17	964,893
Call SEK/Put EUR	Goldman Sachs International	EUR	37,365	SEK	9.50	5/17/17	679,532
Put CNH/Call USD	BNP Paribas	USD	47,375	CNH	7.02	7/14/17	786,520
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	48,962	CNH	7.11	4/28/17	271,005
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	112,820	CNH	7.02	7/14/17	1,845,171
Put CNH/Call USD	Morgan Stanley & Co. International PLC	USD	93,360	CNH	7.10	4/28/17	529,445
Put CNH/Call USD	Nomura International PLC	USD	143,600	CNH	7.28	8/1/17	1,325,715
Put CNH/Call USD	Standard Chartered Bank	USD	57,000	CNH	6.82	4/19/17	1,041,447
Put CNH/Call USD	Standard Chartered Bank	USD	36,347	CNH	6.47	6/15/17	2,579,510
Put CNH/Call USD	Standard Chartered Bank	USD	33,880	CNH	6.47	6/15/17	2,413,781

Total Currency Options Purchased (identified cost $11,009,719)							$16,691,477

Call Options Purchased — 0.2%

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International		605	JPY	21,000.00	3/12/21	$9,435,140

Total Call Options Purchased (identified cost $6,547,233)							$9,435,140

Put Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
E-mini S&P 500 Index Futures 3/2017	Exchange-Traded	1,317	USD	2,265.00	3/17/17	$1,942,575
E-mini S&P 500 Index Futures 6/2017	Exchange-Traded	660	USD	2,260.00	6/16/17	2,194,500

Total Put Options Purchased (identified cost $4,640,102)						$4,137,075

Short-Term Investments — 16.8%

Foreign Government Securities — 1.2%

Security	Principal Amount (000’s omitted)		Value
Armenia — 0.0%(4)
Armenian Treasury Bill, 0.00%, 4/17/17	AMD	350,000	$709,802

Total Armenia			$709,802

Security	Principal Amount (000’s omitted)		Value
El Salvador — 0.5%
Republic of El Salvador, 0.00%, 8/9/17(1)	USD	27,000	$26,109,030

Total El Salvador			$26,109,030

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	3,767	$1,365,555
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	6,990	2,512,639

Total Georgia			$3,878,194

Iceland — 0.6%
Iceland Treasury Bill, 0.00%, 2/15/17	ISK	839,700	$4,474,916
Iceland Treasury Bill, 0.00%, 4/18/17	ISK	2,695,070	14,341,045
Iceland Treasury Bill, 0.00%, 5/15/17	ISK	2,197,290	11,691,080
Iceland Treasury Bill, 0.00%, 7/17/17	ISK	716,122	3,806,667

Total Iceland			$34,313,708

Nigeria — 0.0%(4)
Nigeria OMO Bill, 0.00%, 7/27/17	NGN	412,300	$1,230,815

Total Nigeria			$1,230,815

Total Foreign Government Securities (identified cost $67,228,463)			$66,241,549

U.S. Treasury Obligations — 1.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/16/17(16)		$60,000	$59,988,960
U.S. Treasury Bill, 0.00%, 3/2/17(16)(19)		29,000	28,988,864

Total U.S. Treasury Obligations (identified cost $88,925,898)			$88,977,824

Repurchase Agreements — 1.1%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 1/11/17 with a maturity date of 2/15/17, an interest rate of 0.61% payable by the Portfolio and repurchase proceeds of EUR 17,631,320, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $18,449,586.	EUR	17,641	$19,043,654
Dated 1/23/17 with a maturity date of 2/8/17, an interest rate of 0.00% and repurchase proceeds of HUF 2,873,961,000, collateralized by HUF 2,797,020,000 Hungary Government Bond 3.00%, due 6/26/24 and a market value, including accrued interest of $10,184,657.	HUF	2,873,961	10,008,520
Dated 1/23/17 with a maturity date of 2/8/17, an interest rate of 0.00% and repurchase proceeds of HUF 3,928,082,900, collateralized by HUF 3,822,920,000 Hungary Government Bond 3.00%, due 6/26/24 and a market value, including accrued interest, of $13,920,214.	HUF	3,928,083	13,679,481

Description	Principal Amount (000’s omitted)		Value
Dated 1/18/17 with a maturity date of 2/3/17, an interest rate of 0.10% and repurchase proceeds of HUF 6,523,058,465, collateralized by HUF 5,440,410,000 Hungary Government Bond 5.50%, due 6/24/25 and a market value, including accrued interest, of $23,349,343.	HUF	6,522,805	22,715,556

Total Repurchase Agreements (identified cost $64,740,035)			$65,447,211

Other — 12.9%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(20)		718,822,091	$718,893,973

Total Other (identified cost $718,906,769)			$718,893,973

Total Short-Term Investments (identified cost $939,801,165)			$939,560,557

Total Investments — 99.1% (identified cost $5,488,593,443)			$5,527,110,901

Less Unfunded Loan Commitments — (0.1)%			$(7,264,702)

Net Investments — 98.9% (identified cost $5,481,328,741)			$5,519,846,199

Currency Options Written — (0.0)%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD	107,895	CNH	6.93	2/6/17	$(61,608)

Total Currency Options Written (premiums received $1,062,766)							$(61,608)

Securities Sold Short — (0.3)%

Foreign Government Bonds — (0.3)%

Security		Principal Amount (000’s omitted)	Value
Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(18,070,016)

Total Spain			$(18,070,016)

Value
Total Foreign Government Bonds (proceeds $20,049,540)	$(18,070,016)

Total Securities Sold Short (proceeds $20,049,540)	$(18,070,016)

Other Assets, Less Liabilities — 1.4%	$77,519,201

Net Assets — 100.0%	$5,579,233,776

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $1,996,138,032 or 35.8% of the Portfolio’s net assets.

(2)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2017.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $198,231,857 or 3.6% of the Portfolio’s net assets.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(7)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at January 31, 2017.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(11)	Variable interest rate that updates semiannually based on changes to the Euro Interbank Offered Rate (Euribor). The stated interest rate represents a weighted average rate at January 31, 2017.

(12)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2017.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2017.

(15)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2017.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(17)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(18)	Non-income producing security.

(19)	All or a portion of the security is held by a wholly-owned subsidiary.

(20)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $1,535,383.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	72,639,700	USD	55,563,400	Deutsche Bank AG	2/1/17	$259,616	$—
CAD	3,775,000	USD	2,875,268	Deutsche Bank AG	2/1/17	25,788	—
EUR	11,039,000	USD	11,801,795	Deutsche Bank AG	2/1/17	114,803	—
EUR	42,250,000	USD	45,169,475	Deutsche Bank AG	2/1/17	439,390	—
EUR	15,776,000	USD	16,866,122	Deutsche Bank AG	2/1/17	164,067	—
EUR	11,039,000	USD	12,050,062	Deutsche Bank AG	2/1/17	—	(133,464)
EUR	24,908,000	USD	27,183,595	Deutsche Bank AG	2/1/17	—	(295,415)
EUR	33,118,000	USD	36,151,278	Deutsche Bank AG	2/1/17	—	(400,405)
USD	56,725,841	CAD	76,414,700	Deutsche Bank AG	2/1/17	—	(1,998,232)
USD	11,837,572	EUR	11,039,000	Deutsche Bank AG	2/1/17	—	(79,026)
USD	11,801,795	EUR	11,039,000	Deutsche Bank AG	2/1/17	—	(114,803)
USD	16,872,558	EUR	15,776,000	Deutsche Bank AG	2/1/17	—	(157,630)
USD	26,629,143	EUR	24,908,000	Deutsche Bank AG	2/1/17	—	(259,037)
USD	35,406,454	EUR	33,118,000	Deutsche Bank AG	2/1/17	—	(344,419)
USD	45,163,180	EUR	42,250,000	Deutsche Bank AG	2/1/17	—	(445,685)
TWD	578,179,000	USD	18,455,663	Goldman Sachs International	2/2/17	—	(10,598)
TWD	514,440,000	USD	16,421,093	Standard Chartered Bank	2/2/17	—	(9,430)
TWD	578,179,000	USD	17,936,374	Goldman Sachs International	2/2/17	508,691	—
TWD	514,440,000	USD	15,946,683	Standard Chartered Bank	2/2/17	464,980	—
USD	18,455,663	TWD	578,179,000	Goldman Sachs International	2/2/17	10,598	—
USD	17,190,824	TWD	578,179,000	Goldman Sachs International	2/2/17	—	(1,254,240)
USD	16,421,093	TWD	514,440,000	Standard Chartered Bank	2/2/17	9,430	—
USD	15,305,703	TWD	514,440,000	Standard Chartered Bank	2/2/17	—	(1,105,960)
CNH	16,808,177	USD	2,460,718	Citibank, N.A.	2/3/17	1,243	—
CNH	94,716,000	USD	13,863,583	JPMorgan Chase Bank, N.A.	2/3/17	9,849	—
CNH	189,318,000	USD	27,726,714	Morgan Stanley & Co. International PLC	2/3/17	3,452	—
CNH	231,380,500	USD	33,891,973	Nomura International PLC	2/3/17	—	(745)
CNH	441,749,904	USD	64,697,900	UBS AG	2/3/17	6,978	—
CNH	609,722,360	USD	89,344,719	UBS AG	2/3/17	—	(36,243)
RON	41,895,100	EUR	9,298,657	BNP Paribas	2/3/17	22,332	—
RON	35,612,000	EUR	7,969,565	BNP Paribas	2/3/17	—	(51,670)
UGX	10,723,950,000	USD	3,000,000	ICBC Standard Bank plc	2/3/17	—	(7,831)
UGX	18,396,050,000	USD	5,161,630	ICBC Standard Bank plc	2/3/17	—	(28,811)
USD	36,349,176	CNH	248,174,000	Australia and New Zealand Banking Group Limited	2/3/17	—	(1,863)
USD	30,536,968	CNH	208,659,100	Australia and New Zealand Banking Group Limited	2/3/17	—	(26,166)
USD	4,142,422	CNH	28,301,029	BNP Paribas	2/3/17	—	(2,943)
USD	44,147,270	CNH	301,570,000	BNP Paribas	2/3/17	—	(24,896)
USD	3,438	CNH	23,464	Citibank, N.A.	2/3/17	2	—
USD	41,427,777	CNH	282,827,436	Deutsche Bank AG	2/3/17	910	—
USD	28,385,507	CNH	193,901,400	HSBC Bank USA, N.A.	2/3/17	—	(16,007)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	18,110,712	CNH	123,669,000	Nomura International PLC	2/3/17	$—	$(3,581)
USD	10,204,952	CNH	69,674,312	Standard Chartered Bank	2/3/17	—	(523)
USD	18,584,534	CNH	126,895,200	Standard Chartered Bank	2/3/17	—	(2,314)
USD	1,832,941	UGX	7,790,000,000	ICBC Standard Bank plc	2/3/17	—	(340,605)
USD	2,002,111	UGX	8,535,000,000	ICBC Standard Bank plc	2/3/17	—	(379,303)
USD	3,000,000	UGX	12,795,000,000	ICBC Standard Bank plc	2/3/17	—	(570,028)
USD	25,915,224	ZAR	356,710,096	JPMorgan Chase Bank, N.A.	2/3/17	—	(552,321)
ZAR	356,710,096	USD	25,820,492	JPMorgan Chase Bank, N.A.	2/3/17	647,053	—
KES	1,724,419,000	USD	16,298,856	Citibank, N.A.	2/6/17	303,195	—
RUB	5,584,023,500	USD	86,513,649	BNP Paribas	2/6/17	6,275,704	—
RUB	3,914,630,666	USD	59,940,141	BNP Paribas	2/6/17	5,109,021	—
RUB	1,296,460,000	USD	20,201,948	BNP Paribas	2/6/17	1,341,243	—
RUB	2,654,585,631	USD	41,684,696	Citibank, N.A.	2/6/17	2,426,380	—
RUB	239,189,789	USD	3,916,008	Deutsche Bank AG	2/6/17	58,593	—
RUB	1,578,340,000	USD	24,643,657	Goldman Sachs International	2/6/17	1,583,515	—
USD	5,522,893	KES	574,657,000	Citibank, N.A.	2/6/17	—	(9,686)
USD	5,522,902	KES	574,658,000	Citibank, N.A.	2/6/17	—	(9,686)
USD	5,527,189	KES	575,104,000	Citibank, N.A.	2/6/17	—	(9,694)
USD	32,109,079	RUB	1,917,138,411	Bank of America, N.A.	2/6/17	252,116	—
USD	11,037,316	RUB	659,005,574	Bank of America, N.A.	2/6/17	86,663	—
USD	1,174,554	RUB	76,208,000	BNP Paribas	2/6/17	—	(91,789)
USD	61,376,504	RUB	4,008,438,127	BNP Paribas	2/6/17	—	(5,231,450)
USD	107,229,484	RUB	6,921,127,031	BNP Paribas	2/6/17	—	(7,778,431)
USD	98,158,390	RUB	5,836,439,000	Citibank, N.A.	2/6/17	1,174,666	—
USD	87,682,425	RUB	5,583,836,000	Citibank, N.A.	2/6/17	—	(5,103,813)
USD	29,089,071	RUB	1,730,343,000	Credit Suisse International	2/6/17	336,074	—
USD	9,999,193	RUB	594,795,000	Credit Suisse International	2/6/17	115,523	—
USD	26,701,195	RUB	1,592,271,589	Deutsche Bank AG	2/6/17	242,523	—
USD	9,178,386	RUB	547,334,426	Deutsche Bank AG	2/6/17	83,366	—
USD	29,970,359	RUB	1,779,067,455	Goldman Sachs International	2/6/17	407,711	—
USD	10,302,144	RUB	611,544,545	Goldman Sachs International	2/6/17	140,148	—
EUR	27,033,890	USD	29,606,165	Standard Chartered Bank	2/8/17	—	(417,294)
USD	27,012,036	CLP	17,775,000,000	Standard Chartered Bank	2/8/17	—	(382,616)
USD	59,012,122	EUR	53,933,230	Standard Chartered Bank	2/8/17	779,657	—
USD	60,337,361	EUR	55,172,397	Standard Chartered Bank	2/8/17	766,949	—
USD	2,561,353	EUR	2,373,271	Standard Chartered Bank	2/8/17	—	(1,101)
USD	3,355,814	EUR	3,111,268	Standard Chartered Bank	2/8/17	—	(3,466)
USD	481,902	EUR	451,452	Standard Chartered Bank	2/8/17	—	(5,537)
USD	2,547,681	EUR	2,373,256	Standard Chartered Bank	2/8/17	—	(14,757)
USD	12,765,241	EUR	11,866,309	Standard Chartered Bank	2/8/17	—	(46,979)
COP	92,115,800,000	USD	30,000,261	BNP Paribas	2/9/17	1,454,629	—
TWD	378,635,000	USD	11,736,981	BNP Paribas	2/10/17	365,010	—
TWD	68,635,000	USD	2,074,317	BNP Paribas	2/10/17	119,406	—
TWD	428,632,000	USD	13,286,795	Goldman Sachs International	2/10/17	413,208	—
TWD	68,495,000	USD	2,071,839	Goldman Sachs International	2/10/17	117,409	—
USD	13,407,776	TWD	447,270,000	BNP Paribas	2/10/17	—	(887,938)
USD	14,897,869	TWD	497,127,000	Goldman Sachs International	2/10/17	—	(991,382)
USD	51,825,945	HUF	15,402,930,000	Citibank, N.A.	2/13/17	—	(1,829,025)
EUR	754,932	USD	806,226	Standard Chartered Bank	2/15/17	9,097	—
USD	11,902,976	EUR	10,834,677	Deutsche Bank AG	2/15/17	201,576	—
USD	8,214,228	EUR	7,481,968	Standard Chartered Bank	2/15/17	133,738	—
CNH	301,570,000	USD	43,721,638	BNP Paribas	2/16/17	387,580	—
USD	14,789,393	CNH	101,507,000	Citibank, N.A.	2/16/17	—	(57,556)
USD	29,149,468	CNH	200,063,000	Standard Chartered Bank	2/16/17	—	(112,801)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
SEK	245,470,000	EUR	25,918,476	Morgan Stanley & Co. International PLC	2/17/17	$86,860	$—
USD	55,684,454	EUR	49,885,066	Standard Chartered Bank	2/17/17	1,804,731	—
RUB	2,865,000,000	USD	45,796,036	Deutsche Bank AG	2/21/17	1,738,700	—
USD	10,122,488	AUD	13,588,016	BNP Paribas	2/21/17	—	(177,949)
USD	7,618,305	AUD	10,328,015	BNP Paribas	2/21/17	—	(210,878)
USD	11,964,473	EUR	11,159,577	Deutsche Bank AG	2/21/17	—	(90,560)
USD	26,716,628	NZD	37,908,294	Citibank, N.A.	2/21/17	—	(1,080,598)
USD	26,312,357	RUB	1,646,101,066	Deutsche Bank AG	2/21/17	—	(998,979)
USD	53,060,441	ZAR	772,109,000	JPMorgan Chase Bank, N.A.	2/21/17	—	(4,049,692)
ZAR	772,109,000	USD	55,703,701	JPMorgan Chase Bank, N.A.	2/21/17	1,406,431	—
RSD	2,130,174,000	EUR	17,144,258	Citibank, N.A.	2/23/17	164	—
USD	4,134,993	EUR	3,787,248	Goldman Sachs International	2/23/17	43,542	—
TWD	453,919,000	USD	14,083,742	BNP Paribas	2/24/17	479,414	—
TWD	467,365,000	USD	14,546,063	Citibank, N.A.	2/24/17	448,483	—
USD	13,523,581	TWD	453,919,000	BNP Paribas	2/24/17	—	(1,039,575)
USD	13,145,425	TWD	441,029,000	Citibank, N.A.	2/24/17	—	(1,004,179)
USD	799,417	TWD	26,336,000	Deutsche Bank AG	2/24/17	—	(45,525)
RUB	2,023,587,528	USD	30,700,141	Bank of America, N.A.	2/27/17	2,853,755	—
RUB	1,830,640,472	USD	27,657,357	Bank of America, N.A.	2/27/17	2,697,208	—
RUB	1,823,556,000	USD	27,730,474	Bank of America, N.A.	2/27/17	2,506,621	—
USD	53,651,938	EUR	50,716,469	Deutsche Bank AG	2/27/17	—	(1,146,538)
USD	132,384,827	JPY	14,597,015,760	Standard Chartered Bank	2/27/17	3,019,323	—
USD	114,837,902	RUB	6,947,409,448	Credit Suisse International	2/27/17	—	(359,810)
RON	88,202,116	EUR	19,541,845	BNP Paribas	2/28/17	72,531	—
RON	29,990,500	EUR	6,630,665	BNP Paribas	2/28/17	39,742	—
USD	13,850,498	RUB	834,377,080	BNP Paribas	2/28/17	16,775	—
USD	2,299,087	RUB	138,520,000	Deutsche Bank AG	2/28/17	2,467	—
RON	71,892,200	EUR	15,907,114	Deutsche Bank AG	3/2/17	81,146	—
RUB	1,168,878,000	USD	18,027,113	Bank of America, N.A.	3/2/17	1,348,590	—
RUB	5,706,943,000	USD	87,688,635	Credit Suisse International	3/2/17	6,911,510	—
USD	104,890,850	RUB	6,801,122,689	Bank of America, N.A.	3/2/17	—	(7,846,775)
USD	43,221,717	RUB	2,615,050,472	Credit Suisse International	3/2/17	—	(126,211)
NZD	5,913,523	USD	4,184,113	JPMorgan Chase Bank, N.A.	3/6/17	150,387	—
NZD	1,996,185	USD	1,435,825	JPMorgan Chase Bank, N.A.	3/6/17	27,341	—
NZD	1,983,991	USD	1,433,640	JPMorgan Chase Bank, N.A.	3/6/17	20,588	—
RON	67,168,470	EUR	14,907,113	Bank of America, N.A.	3/6/17	25,565	—
RON	9,780,900	EUR	2,169,676	Bank of America, N.A.	3/6/17	4,868	—
SGD	19,723,000	USD	13,851,200	Bank of America, N.A.	3/6/17	147,230	—
USD	611,438	EUR	568,795	Goldman Sachs International	3/6/17	—	(3,346)
USD	570,359	EUR	531,168	Goldman Sachs International	3/6/17	—	(3,755)
USD	1,023,435	EUR	954,279	Goldman Sachs International	3/6/17	—	(7,999)
USD	2,616,926	EUR	2,444,446	Goldman Sachs International	3/6/17	—	(25,158)
USD	3,648,490	EUR	3,406,464	Goldman Sachs International	3/6/17	—	(33,393)
USD	1,939,923	EUR	1,833,333	Goldman Sachs International	3/6/17	—	(41,638)
USD	4,250,364	EUR	3,984,483	Goldman Sachs International	3/6/17	—	(56,272)
USD	123,434,054	EUR	115,298,586	Goldman Sachs International	3/6/17	—	(1,186,639)
USD	99,125,552	NZD	140,625,561	JPMorgan Chase Bank, N.A.	3/6/17	—	(3,950,329)
USD	6,726,611	SGD	9,613,000	Bank of America, N.A.	3/6/17	—	(96,230)
USD	48,037,226	SGD	68,650,000	Bank of America, N.A.	3/6/17	—	(687,217)
IDR	146,714,620,000	USD	10,685,697	BNP Paribas	3/7/17	274,811	—
IDR	77,178,380,000	USD	5,633,458	Standard Chartered Bank	3/7/17	132,254	—
RON	72,582,000	EUR	16,098,924	Deutsche Bank AG	3/7/17	37,669	—
RON	50,862,100	EUR	11,290,144	Deutsche Bank AG	3/7/17	16,923	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RUB	871,525,000	USD	13,394,573	Citibank, N.A.	3/7/17	$1,025,610	$—
RUB	908,835,000	USD	13,977,776	Credit Suisse International	3/7/17	1,059,735	—
RUB	3,018,660,000	USD	46,471,666	Deutsche Bank AG	3/7/17	3,474,842	—
USD	77,832,503	RUB	4,711,924,500	Deutsche Bank AG	3/7/17	—	(130,623)
AUD	17,552,000	USD	13,058,512	Goldman Sachs International	3/8/17	242,100	—
EUR	17,178,823	USD	18,374,984	Standard Chartered Bank	3/8/17	194,859	—
KES	185,275,000	USD	1,758,662	ICBC Standard Bank plc	3/8/17	14,819	—
RON	103,294,000	EUR	22,900,787	BNP Paribas	3/8/17	64,044	—
RON	21,384,000	EUR	4,784,428	BNP Paribas	3/8/17	—	(33,753)
USD	8,749,068	AUD	11,729,907	Goldman Sachs International	3/8/17	—	(139,660)
USD	25,999,376	AUD	34,945,868	Goldman Sachs International	3/8/17	—	(482,018)
USD	1,020,378	AUD	1,347,530	JPMorgan Chase Bank, N.A.	3/8/17	—	(758)
USD	141,656,462	EUR	133,831,343	Standard Chartered Bank	3/8/17	—	(3,011,604)
COP	90,061,700,000	USD	29,295,408	Standard Chartered Bank	3/9/17	1,306,272	—
KES	166,253,000	USD	1,577,353	Standard Chartered Bank	3/9/17	13,716	—
UGX	10,736,065,000	USD	2,875,988	Citibank, N.A.	3/9/17	82,406	—
UGX	7,347,340,000	USD	1,964,004	Citibank, N.A.	3/9/17	60,604	—
CNH	151,000,000	USD	21,794,039	BNP Paribas	3/13/17	203,224	—
CNH	99,660,000	USD	14,481,255	BNP Paribas	3/13/17	36,938	—
COP	65,478,220,000	USD	21,941,265	The Bank of Nova Scotia	3/13/17	293,134	—
GBP	10,823,000	USD	13,647,262	Goldman Sachs International	3/13/17	—	(20,760)
KES	271,165,000	USD	2,570,284	Citibank, N.A.	3/13/17	22,661	—
USD	37,105,955	CNH	250,660,000	BNP Paribas	3/13/17	590,498	—
USD	43,166,246	SGD	58,136,300	Goldman Sachs International	3/13/17	1,901,547	—
CNH	248,174,000	USD	35,842,577	Australia and New Zealand Banking Group Limited	3/15/17	299,687	—
JPY	3,449,082,000	USD	30,069,020	Standard Chartered Bank	3/15/17	521,716	—
USD	15,369,394	CNH	101,438,000	Goldman Sachs International	3/15/17	596,698	—
USD	22,245,744	CNH	146,736,000	Standard Chartered Bank	3/15/17	876,176	—
USD	96,143,722	EUR	89,938,000	Standard Chartered Bank	3/15/17	—	(1,114,965)
PHP	1,348,432,000	USD	26,633,063	Standard Chartered Bank	3/16/17	434,033	—
USD	36,541,576	PHP	1,850,100,000	Standard Chartered Bank	3/16/17	—	(595,510)
USD	25,000,000	OMR	9,685,000	Standard Chartered Bank	3/20/17	—	(122,728)
CNH	26,807,700	USD	3,881,517	Goldman Sachs International	3/22/17	18,394	—
CNH	268,243,000	USD	38,693,545	JPMorgan Chase Bank, N.A.	3/22/17	329,716	—
CNH	40,027,300	USD	5,813,696	Standard Chartered Bank	3/22/17	9,366	—
USD	16,952,662	CNH	111,913,000	Citibank, N.A.	3/22/17	671,864	—
USD	13,545,675	CNH	89,266,000	Goldman Sachs International	3/22/17	559,501	—
USD	20,309,267	CNH	133,899,000	Standard Chartered Bank	3/22/17	830,006	—
USD	1,580,223	EUR	1,509,085	Goldman Sachs International	3/22/17	—	(52,337)
USD	31,548,579	EUR	30,128,330	Goldman Sachs International	3/22/17	—	(1,044,894)
IDR	121,551,945,000	USD	8,908,167	BNP Paribas	3/23/17	153,575	—
IDR	109,778,575,000	USD	8,021,818	JPMorgan Chase Bank, N.A.	3/23/17	162,216	—
RUB	932,316,000	USD	13,996,637	Credit Suisse International	3/27/17	1,317,031	—
SEK	287,274,000	EUR	29,918,609	Goldman Sachs International	3/27/17	556,915	—
USD	8,251,419	EUR	7,779,000	Goldman Sachs International	3/29/17	—	(167,374)
USD	59,497,089	EUR	56,950,000	Goldman Sachs International	3/29/17	—	(2,136,831)
USD	10,305,860	SGD	14,017,000	Goldman Sachs International	3/30/17	355,313	—
USD	25,475,998	SGD	34,655,000	Standard Chartered Bank	3/30/17	874,713	—
USD	17,213,489	BRL	67,890,000	Bank of America, N.A.	4/5/17	—	(3,988,771)
USD	27,613,137	BRL	95,734,745	Citibank, N.A.	4/5/17	—	(2,285,124)
USD	26,570,048	BRL	93,500,000	Citibank, N.A.	4/5/17	—	(2,630,294)
USD	124,492,511	BRL	501,107,255	Citibank, N.A.	4/5/17	—	(32,004,852)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	13,315,200	EUR	12,672,815	Goldman Sachs International	4/5/17	$—	$(404,958)
CNH	46,109,100	USD	6,668,947	Bank of America, N.A.	4/6/17	23,568	—
USD	6,628,680	CNH	46,109,100	Bank of America, N.A.	4/6/17	—	(63,835)
EUR	1,604,133	USD	1,697,814	Standard Chartered Bank	4/13/17	39,502	—
TWD	484,101,000	USD	15,099,844	Standard Chartered Bank	4/13/17	481,134	—
USD	43,680,387	EUR	41,268,647	Goldman Sachs International	4/13/17	—	(1,014,599)
USD	46,016,671	EUR	43,510,057	Standard Chartered Bank	4/13/17	—	(1,105,818)
USD	42,068,341	SGD	57,976,484	Standard Chartered Bank	4/13/17	906,256	—
USD	54,866,620	JPY	6,264,780,360	Goldman Sachs International	4/17/17	—	(785,762)
USD	9,932,311	EUR	9,360,506	Goldman Sachs International	4/21/17	—	(208,916)
USD	18,436,387	EUR	17,375,000	Goldman Sachs International	4/21/17	—	(387,791)
USD	4,207,184	EUR	3,919,000	JPMorgan Chase Bank, N.A.	4/21/17	—	(38,684)
USD	166,756,668	EUR	157,181,190	JPMorgan Chase Bank, N.A.	4/21/17	—	(3,534,360)
USD	25,244,574	EUR	23,562,231	JPMorgan Chase Bank, N.A.	4/24/17	—	(286,251)
USD	4,904,840	EUR	4,554,000	Standard Chartered Bank	4/24/17	—	(29,641)
USD	74,547,819	EUR	69,568,132	Standard Chartered Bank	4/24/17	—	(832,641)
USD	55,087,427	JPY	6,321,144,480	Standard Chartered Bank	4/24/17	—	(1,082,436)
USD	8,102,525	SGD	11,570,000	Standard Chartered Bank	4/24/17	—	(112,751)
USD	2,786,794	EUR	2,587,000	JPMorgan Chase Bank, N.A.	4/27/17	—	(16,716)
USD	26,996,524	EUR	25,145,794	JPMorgan Chase Bank, N.A.	4/27/17	—	(253,761)
USD	51,468,144	EUR	48,038,215	JPMorgan Chase Bank, N.A.	4/27/17	—	(590,465)
USD	22,668,822	SGD	31,555,000	Goldman Sachs International	4/27/17	262,594	—
USD	47,110,275	SGD	65,568,080	Standard Chartered Bank	4/27/17	552,412	—
COP	83,369,890,000	USD	28,023,492	BNP Paribas	4/28/17	85,443	—
EUR	42,250,000	USD	45,355,248	Deutsche Bank AG	4/28/17	432,733	—
RON	33,430,000	EUR	7,386,376	BNP Paribas	5/17/17	34,144	—
RON	31,399,000	EUR	6,949,757	BNP Paribas	5/17/17	18,911	—
RON	38,910,000	EUR	8,565,768	JPMorgan Chase Bank, N.A.	5/17/17	73,821	—
RON	8,089,000	EUR	1,789,087	JPMorgan Chase Bank, N.A.	5/17/17	6,289	—
CNH	145,594,000	USD	21,363,756	Standard Chartered Bank	5/18/17	—	(344,961)
USD	21,740,182	CNH	145,594,000	Standard Chartered Bank	5/18/17	721,386	—
USD	17,562,100	OMR	6,858,000	Deutsche Bank AG	5/31/17	—	(170,963)
USD	25,000,000	OMR	9,788,750	Standard Chartered Bank	6/5/17	—	(304,418)
USD	50,000,000	OMR	19,600,000	Standard Chartered Bank	6/5/17	—	(666,999)
KES	48,141,000	USD	453,092	Citibank, N.A.	6/7/17	—	(1,599)
KES	101,881,000	USD	957,528	Citibank, N.A.	6/7/17	—	(2,032)
KES	471,832,000	USD	4,434,511	Citibank, N.A.	6/7/17	—	(9,412)
UGX	5,838,274,000	USD	1,516,041	Barclays Bank PLC	6/12/17	45,422	—
CNH	28,301,029	USD	4,069,748	BNP Paribas	6/13/17	4,182	—
CNH	207,000,000	USD	30,636,257	BNP Paribas	6/13/17	—	(838,631)
CNH	215,829,371	USD	31,007,740	Goldman Sachs International	6/13/17	60,874	—
USD	37,097,992	CNH	250,660,000	BNP Paribas	6/13/17	1,015,513	—
USD	15,154,536	CNH	101,720,400	Citibank, N.A.	6/13/17	511,896	—
USD	14,713,113	CNH	98,750,000	Goldman Sachs International	6/13/17	498,062	—
UGX	11,896,900,000	USD	3,120,089	Citibank, N.A.	6/15/17	58,943	—
KES	574,658,000	USD	5,296,387	Citibank, N.A.	6/19/17	77,689	—
USD	6,851,526	THB	244,668,000	BNP Paribas	6/19/17	—	(91,804)
KES	574,657,000	USD	5,281,774	Citibank, N.A.	7/3/17	74,460	—
UGX	11,965,500,000	USD	3,120,078	Citibank, N.A.	7/6/17	57,523	—
UGX	4,540,919,000	USD	1,182,531	Barclays Bank PLC	7/11/17	21,600	—
IDR	85,943,490,000	USD	6,171,884	Bank of America, N.A.	7/13/17	124,773	—
IDR	146,746,510,000	USD	10,542,134	Standard Chartered Bank	7/13/17	209,262	—
THB	443,331,000	USD	12,765,073	Deutsche Bank AG	7/25/17	—	(184,599)
USD	20,138,138	THB	708,459,707	Deutsche Bank AG	7/25/17	34,064	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,392,482	THB	401,585,000	Standard Chartered Bank	7/25/17	$—	$(3,359)
KES	575,104,000	USD	5,247,299	Citibank, N.A.	8/1/17	76,504	—
THB	117,100,000	USD	3,324,815	Standard Chartered Bank	8/3/17	—	(1,882)
USD	5,626,118	THB	197,533,000	Deutsche Bank AG	8/3/17	20,746	—
USD	4,245,782	THB	151,999,000	JPMorgan Chase Bank, N.A.	8/3/17	—	(67,477)
USD	6,595,843	THB	231,646,000	Standard Chartered Bank	8/3/17	22,450	—
USD	24,589,059	OMR	9,663,500	Standard Chartered Bank	8/14/17	—	(296,930)
USD	24,676,209	OMR	9,697,750	Standard Chartered Bank	8/14/17	—	(297,983)
USD	39,438,168	OMR	15,499,200	Standard Chartered Bank	8/14/17	—	(476,244)
USD	25,689,453	OMR	10,079,000	BNP Paribas	8/21/17	—	(256,387)
CNH	208,659,100	USD	29,795,673	Australia and New Zealand Banking Group Limited	8/22/17	17,832	—
CNH	126,895,200	USD	18,096,863	Standard Chartered Bank	8/22/17	34,102	—
USD	18,670,836	CNH	126,717,100	Nomura International PLC	8/22/17	565,319	—
USD	12,050,294	CNH	81,942,000	Nomura International PLC	8/22/17	342,306	—
USD	18,661,608	CNH	126,895,200	Standard Chartered Bank	8/22/17	530,643	—
USD	6,025,396	THB	210,075,416	Australia and New Zealand Banking Group Limited	9/12/17	63,741	—
USD	5,977,642	THB	210,263,560	Australia and New Zealand Banking Group Limited	9/12/17	10,648	—
USD	10,544,971	THB	366,648,653	Deutsche Bank AG	9/12/17	139,982	—
USD	9,032,943	THB	314,798,076	Deutsche Bank AG	9/12/17	99,402	—
USD	6,029,447	THB	209,529,312	Deutsche Bank AG	9/12/17	83,290	—
USD	11,996,251	THB	420,468,584	Deutsche Bank AG	9/12/17	63,924	—
USD	4,490,057	THB	157,443,860	Deutsche Bank AG	9/12/17	22,015	—
USD	2,996,303	THB	105,260,112	Goldman Sachs International	9/12/17	9,164	—
CNH	282,827,436	USD	40,228,638	Deutsche Bank AG	9/22/17	67,777	—
CNH	35,000,000	USD	5,060,363	Deutsche Bank AG	9/22/17	—	(73,667)
CNH	42,496,000	USD	6,174,052	Deutsche Bank AG	9/22/17	—	(119,348)
CNH	69,674,312	USD	9,911,702	Standard Chartered Bank	9/22/17	15,287	—
CNH	53,483,000	USD	7,730,992	Standard Chartered Bank	9/22/17	—	(110,892)
CNH	45,000,000	USD	6,537,847	Standard Chartered Bank	9/22/17	—	(126,380)
USD	52,626,546	CNH	360,323,436	Deutsche Bank AG	9/22/17	1,288,732	—
USD	24,557,475	CNH	168,157,312	Standard Chartered Bank	9/22/17	598,920	—
USD	10,298,209	THB	362,188,000	Deutsche Bank AG	11/10/17	18,998	—
USD	6,087,294	THB	214,638,000	Standard Chartered Bank	11/10/17	—	(4,319)
CNH	253,595,000	USD	36,004,117	Bank of America, N.A.	11/13/17	—	(42,887)
USD	36,498,993	CNH	253,595,000	Bank of America, N.A.	11/13/17	537,762	—
USD	8,232,754	THB	293,580,000	Deutsche Bank AG	11/16/17	—	(99,302)
USD	1,560,331	THB	55,579,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(17,049)
CNH	140,584,000	USD	19,514,714	Citibank, N.A.	1/12/18	315,455	—
USD	19,514,714	CNH	140,584,000	Citibank, N.A.	1/12/18	—	(315,455)
CNH	248,174,000	USD	34,914,744	Australia and New Zealand Banking Group Limited	1/17/18	76,180	—
CNH	193,901,400	USD	27,306,210	HSBC Bank USA, N.A.	1/17/18	32,629	—
CNH	104,000,600	USD	14,657,861	HSBC Bank USA, N.A.	1/17/18	5,549	—
CNH	123,669,000	USD	17,398,565	Nomura International PLC	1/17/18	37,961	—
USD	34,753,396	CNH	248,174,000	Australia and New Zealand Banking Group Limited	1/17/18	—	(237,528)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	41,749,282	CNH	297,902,000	HSBC Bank USA, N.A.	1/17/18	$—	$(252,967)
USD	17,313,314	CNH	123,669,000	Nomura International PLC	1/17/18	—	(123,213)
CNH	301,570,000	USD	42,444,757	BNP Paribas	1/18/18	70,909	—
USD	42,218,956	CNH	301,570,000	BNP Paribas	1/18/18	—	(296,711)
USD	34,654,859	AED	129,626,500	Standard Chartered Bank	2/5/18	—	(572,243)
USD	47,464,781	AED	177,898,000	Standard Chartered Bank	2/8/18	—	(879,356)
USD	58,381,943	AED	218,729,683	Standard Chartered Bank	2/8/18	—	(1,058,286)
USD	3,836,471	AED	14,203,000	Standard Chartered Bank	5/17/18	—	(20,214)
USD	4,777,660	OMR	1,935,000	Standard Chartered Bank	5/21/18	—	(50,685)
USD	4,706,167	OMR	1,946,000	Deutsche Bank AG	8/20/18	—	(102,027)
USD	6,711,914	OMR	2,769,000	BNP Paribas	9/4/18	—	(118,719)
USD	4,391,131	OMR	1,812,000	BNP Paribas	9/17/18	—	(72,512)
USD	11,566,913	AED	43,000,000	Standard Chartered Bank	9/26/18	—	(97,068)
USD	8,863,965	OMR	3,675,000	BNP Paribas	12/19/18	—	(99,429)

						$84,524,123	$(125,526,618)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
WTI Crude Oil(1)	328	Short	Feb-17	$(16,970,720)	$(17,321,680)	$(350,960)
Equity Futures
TOPIX Index	46	Short	Mar-17	(6,018,377)	(6,170,285)	(151,908)
Interest Rate Futures
Euro-Bobl	701	Short	Mar-17	(100,236,367)	(100,599,597)	(363,230)
Euro-Bund	231	Short	Mar-17	(40,339,686)	(40,429,457)	(89,771)
Japan 10-Year Bond	115	Short	Mar-17	(152,964,972)	(152,654,326)	310,646
U.S. 2-Year Treasury Note	503	Short	Mar-17	(109,042,555)	(109,048,829)	(6,274)
U.S. 5-Year Deliverable Interest Rate Swap	4,947	Short	Mar-17	(483,139,523)	(482,177,906)	961,617
U.S. 5-Year Treasury Note	898	Short	Mar-17	(105,802,640)	(105,844,735)	(42,095)
U.S. 10-Year Deliverable Interest Rate Swap	3,085	Short	Mar-17	(292,915,073)	(289,893,594)	3,021,479
U.S. 10-Year Treasury Note	77	Short	Mar-17	(9,597,467)	(9,584,094)	13,373

						$3,302,877

(1)	Positions are held by a wholly-owned subsidiary.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI: West Texas Intermediate

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet (1)	EUR	19,359	Receives	6-month Euro Interbank Offered Rate	0.00	%(2)	3/15/20	$13,894

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	0.25	%(2)	12/21/21	$3
LCH.Clearnet(1)	EUR	164,348		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	3/15/22	415,662
LCH.Clearnet(1)	EUR	23,600		Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	242,934
LCH.Clearnet(1)	EUR	23,600		Pays	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	(800,345)
LCH.Clearnet(1)	EUR	177,840		Receives	6-month Euro Interbank Offered Rate	0.75	(2)	3/15/27	1,568,016
LCH.Clearnet	HUF	2,635,868		Receives	6-month HUF BUBOR	1.27		12/13/21	38,432
LCH.Clearnet	HUF	6,569,260		Receives	6-month HUF BUBOR	1.46		1/12/22	(81,662)
LCH.Clearnet	HUF	6,043,740		Receives	6-month HUF BUBOR	1.44		1/13/22	(49,219)
LCH.Clearnet	HUF	3,485,900		Receives	6-month HUF BUBOR	1.92		7/28/26	566,861
LCH.Clearnet	HUF	2,453,200		Receives	6-month HUF BUBOR	1.94		8/1/26	428,830
LCH.Clearnet	HUF	940,022		Receives	6-month HUF BUBOR	1.94		9/21/26	183,305
LCH.Clearnet	HUF	964,125		Receives	6-month HUF BUBOR	1.93		9/21/26	189,534
LCH.Clearnet	HUF	2,378,174		Receives	6-month HUF BUBOR	1.89		9/21/26	499,193
LCH.Clearnet	HUF	957,698		Receives	6-month HUF BUBOR	2.14		10/13/26	132,242
LCH.Clearnet	HUF	973,765		Receives	6-month HUF BUBOR	2.09		10/19/26	152,326
LCH.Clearnet	HUF	1,462,256		Receives	6-month HUF BUBOR	2.09		10/19/26	228,663
LCH.Clearnet	HUF	1,061,180		Receives	6-month HUF BUBOR	2.04		10/20/26	182,886
LCH.Clearnet	HUF	1,462,255		Receives	6-month HUF BUBOR	2.04		10/20/26	252,009
LCH.Clearnet	HUF	1,218,150		Receives	6-month HUF BUBOR	2.08		10/28/26	199,087
LCH.Clearnet	HUF	3,015,613		Receives	6-month HUF BUBOR	2.06		10/28/26	507,159
LCH.Clearnet	HUF	1,825,240		Receives	6-month HUF BUBOR	2.09		11/2/26	296,500
LCH.Clearnet	HUF	1,222,117		Receives	6-month HUF BUBOR	2.18		11/3/26	162,307
LCH.Clearnet	HUF	6,590,703		Receives	6-month HUF BUBOR	2.13		11/4/26	973,274
LCH.Clearnet	HUF	1,198,308		Receives	6-month HUF BUBOR	2.15		11/7/26	158,836
LCH.Clearnet	HUF	1,190,373		Receives	6-month HUF BUBOR	2.12		11/8/26	182,820
LCH.Clearnet	HUF	3,277,496		Receives	6-month HUF BUBOR	2.14		11/10/26	478,263
LCH.Clearnet	JPY	1,346,315		Receives	6-month JPY-LIBOR-BBA	0.62		12/19/46	726,282
LCH.Clearnet	JPY	1,455,749		Receives	6-month JPY-LIBOR-BBA	0.81		12/19/46	97,668
LCH.Clearnet	JPY	1,625,685		Receives	6-month JPY-LIBOR-BBA	0.61		12/19/46	910,622
LCH.Clearnet	PLN	38,447		Pays	6-month PLN WIBOR	2.41		12/13/21	(64,103)
LCH.Clearnet	PLN	95,706		Pays	6-month PLN WIBOR	2.46		1/12/22	(129,863)
LCH.Clearnet	PLN	98,984		Pays	6-month PLN WIBOR	2.44		1/13/22	(164,084)
LCH.Clearnet	PLN	49,240		Pays	6-month PLN WIBOR	2.23		7/28/26	(701,112)
LCH.Clearnet	PLN	35,503		Pays	6-month PLN WIBOR	2.22		8/1/26	(591,126)
LCH.Clearnet	PLN	12,853		Pays	6-month PLN WIBOR	2.28		9/21/26	(205,591)
LCH.Clearnet	PLN	13,174		Pays	6-month PLN WIBOR	2.30		9/21/26	(204,989)
LCH.Clearnet	PLN	34,381		Pays	6-month PLN WIBOR	2.30		9/21/26	(534,974)
LCH.Clearnet	PLN	13,591		Pays	6-month PLN WIBOR	2.49		10/13/26	(158,877)
LCH.Clearnet	PLN	13,817		Pays	6-month PLN WIBOR	2.47		10/19/26	(168,669)
LCH.Clearnet	PLN	20,724		Pays	6-month PLN WIBOR	2.46		10/19/26	(257,484)
LCH.Clearnet	PLN	15,166		Pays	6-month PLN WIBOR	2.43		10/20/26	(198,490)
LCH.Clearnet	PLN	20,727		Pays	6-month PLN WIBOR	2.44		10/20/26	(265,422)
LCH.Clearnet	PLN	17,423		Pays	6-month PLN WIBOR	2.47		10/28/26	(214,596)
LCH.Clearnet	PLN	43,554		Pays	6-month PLN WIBOR	2.46		10/28/26	(545,894)
LCH.Clearnet	PLN	26,131		Pays	6-month PLN WIBOR	2.50		10/31/26	(305,953)
LCH.Clearnet	PLN	17,422		Pays	6-month PLN WIBOR	2.56		11/2/26	(181,745)
LCH.Clearnet	PLN	95,817		Pays	6-month PLN WIBOR	2.51		11/4/26	(1,096,845)
LCH.Clearnet	PLN	17,423		Pays	6-month PLN WIBOR	2.54		11/7/26	(190,307)
LCH.Clearnet	PLN	17,421		Pays	6-month PLN WIBOR	2.50		11/8/26	(205,600)
LCH.Clearnet	PLN	48,146		Pays	6-month PLN WIBOR	2.52		11/10/26	(552,204)
LCH.Clearnet(1)	USD	118,364		Receives	3-month USD-LIBOR-BBA	1.25	(2)	3/15/19	(175,531)
LCH.Clearnet	USD	8,222		Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	63,234
LCH.Clearnet	USD	15,520		Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	(19,600)

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	19,400		Pays	3-month USD-LIBOR-BBA	1.74%		7/31/20	$(24,665)
LCH.Clearnet	USD	20,736		Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	92,940
LCH.Clearnet	USD	22,053		Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	(5,420)
LCH.Clearnet	USD	10,695		Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	21,082
LCH.Clearnet	USD	11,461		Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	22,592
LCH.Clearnet	USD	23,643		Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	54,879
LCH.Clearnet	USD	40,058		Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	105,332
LCH.Clearnet	USD	11,489		Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	(33,205)
LCH.Clearnet	USD	23,669		Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	(77,608)
LCH.Clearnet	USD	38,126		Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	(141,269)
LCH.Clearnet	USD	27,660		Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	(16,761)
LCH.Clearnet	USD	1,500		Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	(7,203)
LCH.Clearnet	USD	11,970		Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	(127,199)
LCH.Clearnet	USD	11,970		Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	(128,358)
LCH.Clearnet	USD	12,334		Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	(108,192)
LCH.Clearnet	USD	24,666		Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	(224,726)
LCH.Clearnet	USD	11,935		Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	(100,578)
LCH.Clearnet	USD	16,312		Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	(67,859)
LCH.Clearnet	USD	8,910		Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	(234,926)
LCH.Clearnet	USD	8,640		Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(207,523)
LCH.Clearnet	USD	17,279		Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(416,525)
LCH.Clearnet	USD	21,672		Pays	3-month USD-LIBOR-BBA	1.27		3/7/21	(432,546)
LCH.Clearnet	USD	15,042		Pays	3-month USD-LIBOR-BBA	1.10		6/21/21	(510,205)
LCH.Clearnet	USD	12,474		Pays	3-month USD-LIBOR-BBA	1.16		6/23/21	(393,622)
LCH.Clearnet	USD	8,320		Pays	3-month USD-LIBOR-BBA	1.17		6/24/21	(258,451)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.18		6/24/21	(350,314)
LCH.Clearnet	USD	11,418		Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(337,733)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(336,558)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.19		6/27/21	(346,430)
LCH.Clearnet	USD	12,640		Pays	3-month USD-LIBOR-BBA	0.97		6/28/21	(503,949)
LCH.Clearnet	USD	11,230		Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(450,142)
LCH.Clearnet	USD	11,419		Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(460,680)
LCH.Clearnet	USD	11,421		Pays	3-month USD-LIBOR-BBA	0.97		6/29/21	(456,069)
LCH.Clearnet	USD	42,081		Pays	3-month USD-LIBOR-BBA	1.20		9/1/21	(1,214,148)
LCH.Clearnet	USD	35,942		Pays	3-month USD-LIBOR-BBA	1.21		9/2/21	(1,016,185)
LCH.Clearnet	USD	30,740		Pays	3-month USD-LIBOR-BBA	1.96		1/6/22	11,280
LCH.Clearnet	USD	13,918		Pays	3-month USD-LIBOR-BBA	2.10		7/27/22	55,036
LCH.Clearnet	USD	14,712		Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	19,128
LCH.Clearnet	USD	5,210		Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(292,523)
LCH.Clearnet	USD	7,105		Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(399,796)
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	(518,947)
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	(522,403)
LCH.Clearnet	USD	10,077		Pays	3-month USD-LIBOR-BBA	1.60		5/18/26	(601,039)
LCH.Clearnet	USD	2,531		Pays	3-month USD-LIBOR-BBA	1.72		5/20/26	(123,656)
LCH.Clearnet	USD	5,063		Pays	3-month USD-LIBOR-BBA	1.65		5/20/26	(278,120)
LCH.Clearnet	USD	3,810		Pays	3-month USD-LIBOR-BBA	1.69		6/3/26	(200,933)
LCH.Clearnet(1)	USD	0	(4)	Receives	3-month USD-LIBOR-BBA	2.50	(2)	6/15/46	17
LCH.Clearnet(1)	USD	8,500		Receives	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	1,415,993
LCH.Clearnet(1)	USD	8,500		Pays	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	(1,585,042)

									$(9,926,672)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than EUR 500.

(4)	Notional amount is less than USD 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	KRW	20,623,473	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31%	10/7/21	$309,967
Bank of America, N.A.	KRW	22,972,332	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.42	10/27/21	245,811
Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	535,612
Bank of America, N.A.	SAR	18,196	Receives	3-month Saudi Riyal Interbank Offered Rate	3.43	5/10/26	209,296
Bank of America, N.A.	SAR	30,566	Receives	3-month Saudi Riyal Interbank Offered Rate	3.57	5/23/26	258,771
BNP Paribas	KRW	50,512,545	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	756,596
BNP Paribas	KRW	7,655,630	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.83	1/17/27	40,723
BNP Paribas	KRW	5,302,880	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	40,569
Citibank, N.A.	KRW	49,657,668	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.40	10/27/21	566,067
Citibank, N.A.	KRW	11,324,370	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	1/17/27	55,592
Credit Suisse International	RUB	2,406,574	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	2,236,838
Credit Suisse International	RUB	802,192	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	716,676
Credit Suisse International	RUB	1,203,287	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	1,040,118
Credit Suisse International	RUB	786,462	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	676,692
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.74	6/27/21	(99,410)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.76	6/27/21	(110,001)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(128,536)
Deutsche Bank AG	AED	40,800	Receives	3-month Emirates Interbank Offered Rate	2.40	6/28/21	84,727
Deutsche Bank AG	AED	40,614	Receives	3-month Emirates Interbank Offered Rate	2.39	6/29/21	88,156
Deutsche Bank AG	AED	44,675	Receives	3-month Emirates Interbank Offered Rate	2.37	6/29/21	112,604

Counterparty	Notional Amount		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation Depreciation
Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03%	8/2/20	$(228,828)
Deutsche Bank AG	SAR	234,860	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	118,195
Deutsche Bank AG	SAR	100,651	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	2/25/21	100,341
Deutsche Bank AG	SAR	83,876	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	(38,825)
Goldman Sachs International	AED	38,962	Receives	3-month Emirates Interbank Offered Rate	2.50	6/13/21	19,337
Goldman Sachs International	AED	38,960	Receives	3-month Emirates Interbank Offered Rate	2.51	6/15/21	15,882
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate	2.59	6/16/21	(26,782)
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate	2.52	6/21/21	14,529
Goldman Sachs International	AED	48,805	Receives	3-month Emirates Interbank Offered Rate	2.76	6/23/21	(132,928)
Goldman Sachs International	AED	32,540	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(102,828)
Goldman Sachs International	AED	32,541	Receives	3-month Emirates Interbank Offered Rate	2.79	6/27/21	(98,595)
Goldman Sachs International	ILS	156,770	Receives	3-month Tel Aviv Interbank Offered Rate	0.73	9/1/21	254,268
Goldman Sachs International	ILS	137,700	Receives	3-month Tel Aviv Interbank Offered Rate	0.76	9/2/21	166,285
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	550,403
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	403,229
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	402,583
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	430,904
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	401,153
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(364,672)
Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(713,825)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	948,169
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	842,931
Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	555,219
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	36,344
Goldman Sachs International	SAR	56,075	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	553,487
Goldman Sachs International	SAR	55,883	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	580,893
Goldman Sachs International	SAR	79,680	Receives	3-month Saudi Riyal Interbank Offered Rate	3.46	5/9/26	852,556
Goldman Sachs International	SAR	40,596	Receives	3-month Saudi Riyal Interbank Offered Rate	3.47	5/18/26	430,491
Goldman Sachs International	SAR	15,890	Receives	3-month Saudi Riyal Interbank Offered Rate	3.71	6/6/26	86,884
Nomura International PLC	KRW	5,173,120	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	39,576

							$13,733,244

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Brazil	ICE Clear Credit	$10,070	1.00	%(1)	12/20/21	2.43%	$(636,832)	$896,727	$259,895
Markit CDX Emerging Markets Index	ICE Clear Credit	1,000	1.00	(1)	6/20/21	2.39	(54,400)	76,556	22,156
Mexico	ICE Clear Credit	10,437	1.00	(1)	12/20/21	1.64	(289,904)	313,434	23,530
South Africa	ICE Clear Credit	4,600	1.00	(1)	6/20/17	0.28	18,278	11,674	29,952
Turkey	ICE Clear Credit	2,160	1.00	(1)	6/20/20	2.04	(69,970)	91,278	21,308

Total		$28,267					$(1,032,828)	$1,389,669	$356,841

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Argentina	ICE Clear Credit	$15,200	5.00	%(1)	12/20/21	$(760,855)	$445,956	$(314,899)
Argentina	ICE Clear Credit	7,119	5.00	(1)	12/20/21	(356,350)	176,143	(180,207)
Argentina	ICE Clear Credit	10,000	5.00	(1)	12/20/21	(500,562)	332,304	(168,258)
Chile	ICE Clear Credit	5,421	1.00	(1)	12/20/21	(53,645)	22,732	(30,913)
Chile	ICE Clear Credit	5,530	1.00	(1)	12/20/21	(54,727)	23,203	(31,524)
Chile	ICE Clear Credit	6,405	1.00	(1)	12/20/21	(63,387)	14,910	(48,477)
Chile	ICE Clear Credit	10,370	1.00	(1)	12/20/21	(102,626)	48,337	(54,289)
Chile	ICE Clear Credit	8,200	1.00	(1)	12/20/21	(81,151)	19,088	(62,063)
Chile	ICE Clear Credit	16,394	1.00	(1)	12/20/21	(162,245)	76,417	(85,828)
Chile	ICE Clear Credit	41,500	1.00	(1)	12/20/21	(410,702)	82,578	(328,124)
Colombia	ICE Clear Credit	20,284	1.00	(1)	6/20/21	315,407	(1,081,880)	(766,473)
Colombia	ICE Clear Credit	8,120	1.00	(1)	6/20/21	126,262	(435,712)	(309,450)
Colombia	ICE Clear Credit	8,130	1.00	(1)	6/20/21	126,423	(448,715)	(322,292)
Colombia	ICE Clear Credit	6,098	1.00	(1)	6/20/21	94,818	(331,872)	(237,054)
Colombia	ICE Clear Credit	6,098	1.00	(1)	6/20/21	94,991	(310,470)	(215,479)
Colombia	ICE Clear Credit	8,730	1.00	(1)	12/20/21	205,579	(346,647)	(141,068)
Colombia	ICE Clear Credit	8,730	1.00	(1)	12/20/21	205,579	(346,647)	(141,068)
Colombia	ICE Clear Credit	10,912	1.00	(1)	12/20/21	256,962	(433,288)	(176,326)
Colombia	ICE Clear Credit	15,890	1.00	(1)	12/20/21	374,187	(571,716)	(197,529)
Colombia	ICE Clear Credit	19,643	1.00	(1)	12/20/21	462,564	(779,975)	(317,411)
Colombia	ICE Clear Credit	3,736	1.00	(1)	12/20/26	401,211	(426,852)	(25,641)
Italy	ICE Clear Credit	21,410	1.00	(1)	12/20/21	660,660	(387,207)	273,453
Italy	ICE Clear Credit	66,170	1.00	(1)	12/20/21	2,041,845	(1,198,041)	843,804
Italy	ICE Clear Credit	59,608	1.00	(1)	12/20/21	1,839,357	(1,132,902)	706,455
Mexico	ICE Clear Credit	16,230	1.00	(1)	6/20/21	342,900	(504,147)	(161,247)
Mexico	ICE Clear Credit	10,140	1.00	(1)	6/20/21	214,233	(336,492)	(122,259)
Mexico	ICE Clear Credit	10,140	1.00	(1)	6/20/21	214,233	(322,392)	(108,159)
South Africa	ICE Clear Credit	3,910	1.00	(1)	12/20/19	25,980	(68,679)	(42,699)
South Africa	ICE Clear Credit	4,600	1.00	(1)	3/20/20	52,190	(92,677)	(40,487)
South Africa	ICE Clear Credit	5,300	1.00	(1)	3/20/20	60,131	(103,458)	(43,327)
South Africa	ICE Clear Credit	5,000	1.00	(1)	6/20/20	80,053	(111,735)	(31,682)

Total						$5,649,315	$(8,529,836)	$(2,880,521)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Bank of America, N.A.	$49,432	1.00	%(1)	12/20/21	2.43%	$(3,126,107)	$4,380,326	$1,254,219
Brazil	Bank of America, N.A.	32,048	1.00	(1)	12/20/21	2.43	(2,026,733)	2,796,769	770,036
Brazil	Deutsche Bank AG	10,327	1.00	(1)	12/20/21	2.43	(653,085)	908,161	255,076
Mexico	Bank of America, N.A.	30,396	1.00	(1)	12/20/21	1.64	(844,296)	839,469	(4,827)
Mexico	Barclays Bank PLC	75,170	1.00	(1)	12/20/21	1.64	(2,087,964)	2,235,930	147,966
Mexico	BNP Paribas	62,860	1.00	(1)	12/20/21	1.64	(1,746,034)	1,873,768	127,734
Mexico	BNP Paribas	7,067	1.00	(1)	12/20/21	1.64	(196,297)	208,616	12,319
Mexico	BNP Paribas	38,480	1.00	(1)	12/20/21	1.64	(1,068,842)	1,079,190	10,348
Mexico	BNP Paribas	5,368	1.00	(1)	12/20/21	1.64	(149,104)	158,527	9,423
Mexico	Citibank, N.A.	5,266	1.00	(1)	12/20/21	1.64	(146,267)	150,829	4,562
Mexico	Goldman Sachs International	14,354	1.00	(1)	12/20/21	1.64	(398,705)	486,105	87,400
Mexico	Goldman Sachs International	21,233	1.00	(1)	12/20/21	1.64	(589,780)	597,664	7,884

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Poland	Barclays Bank PLC	$10,720	1.00	%(1)	6/20/21	0.65%	$169,520	$22,426	$191,946
Poland	BNP Paribas	11,790	1.00	(1)	6/20/21	0.65	186,441	21,586	208,027
Saudi Arabia	Barclays Bank PLC	5,306	1.00	(1)	12/20/20	1.06	(5,755)	96,377	90,622
Saudi Arabia	Barclays Bank PLC	5,200	1.00	(1)	12/20/20	1.06	(5,640)	94,562	88,922
Saudi Arabia	Barclays Bank PLC	2,530	1.00	(1)	6/20/21	1.18	(15,546)	54,016	38,470
Saudi Arabia	Goldman Sachs International	3,656	1.00	(1)	6/20/21	1.18	(22,281)	82,846	60,565
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	0.34	158,213	47,679	205,892
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	0.34	107,529	82,539	190,068
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	0.34	112,554	45,051	157,605
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	0.34	86,996	31,038	118,034
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	0.28	15,894	10,291	26,185
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	0.34	61,599	36,677	98,276
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	0.34	49,063	27,242	76,305
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	0.34	102,665	63,349	166,014
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	0.34	90,940	47,476	138,416
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	0.34	49,712	35,494	85,206
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	0.34	54,034	44,940	98,974
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	0.34	91,534	78,043	169,577
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	0.34	82,132	63,045	145,177
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	0.34	49,712	29,599	79,311
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	0.34	57,763	46,788	104,551
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	0.37	54,633	33,545	88,178
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	0.34	49,712	40,803	90,515
South Africa	HSBC Bank USA, N.A.	9,146	1.00	(1)	9/20/17	0.34	49,420	29,425	78,845
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	0.37	49,716	31,725	81,441
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	0.34	49,712	34,426	84,138
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	0.28	17,483	11,013	28,496
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	0.34	49,712	33,891	83,603
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	0.34	48,091	21,990	70,081
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	0.34	21,614	7,729	29,343
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	0.37	48,136	30,136	78,272
Turkey	Bank of America, N.A.	94,932	1.00	(1)	12/20/17	0.81	271,738	397,533	669,271
Turkey	Barclays Bank PLC	23,500	1.00	(1)	6/20/20	2.04	(761,249)	984,630	223,381
Turkey	BNP Paribas	10,000	1.00	(1)	6/20/20	2.04	(323,936)	371,460	47,524
Turkey	BNP Paribas	32,300	1.00	(1)	9/20/20	2.14	(1,227,127)	1,812,601	585,474
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	0.81	57,249	83,751	141,000
Turkey	Goldman Sachs International	25,000	1.00	(1)	6/20/20	2.04	(809,839)	917,893	108,054
Turkey	Goldman Sachs International	10,000	1.00	(1)	6/20/20	2.04	(323,936)	398,595	74,659
Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00	(1)	6/20/20	2.04	(87,786)	115,344	27,558
Turkey	Nomura International PLC	6,900	1.00	(1)	6/20/20	2.04	(223,515)	260,963	37,448

Total		$910,631					$(14,546,307)	$22,393,871	$7,847,564

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Bank of America, N.A.	$5,000	5.00	%(1)	12/20/21	$(250,281)	$155,517	$(94,764)
Argentina	Bank of America, N.A.	10,000	5.00	(1)	12/20/21	(500,562)	319,535	(181,027)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$4,574	1.00	%(1)	6/20/18	$(42,065)	$(7,261)	$(49,326)
Bulgaria	BNP Paribas	6,320	1.00	(1)	9/20/18	(61,951)	(19,554)	(81,505)
China	Bank of America, N.A.	22,200	1.00	(1)	3/20/17	(50,781)	(17,070)	(67,851)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(85,580)	(26,178)	(111,758)
China	Deutsche Bank AG	13,655	1.00	(1)	3/20/17	(31,235)	(9,080)	(40,315)
China	Deutsche Bank AG	15,969	1.00	(1)	3/20/17	(36,528)	(10,619)	(47,147)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	38,422	(204,130)	(165,708)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	38,422	(204,371)	(165,949)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	38,422	(210,055)	(171,633)
Croatia	Barclays Bank PLC	9,040	1.00	(1)	3/20/20	76,845	(407,903)	(331,058)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	(15,149)	(23,758)	(38,907)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	(57,871)	(186,206)	(244,077)
Croatia	BNP Paribas	1,500	1.00	(1)	3/20/20	12,751	(77,664)	(64,913)
Croatia	BNP Paribas	2,340	1.00	(1)	3/20/20	19,891	(108,510)	(88,619)
Croatia	BNP Paribas	2,760	1.00	(1)	3/20/20	23,462	(122,980)	(99,518)
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	53,128	(323,154)	(270,026)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	(11,362)	(17,605)	(28,967)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	(37,872)	(60,043)	(97,915)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	(22,112)	(45,994)	(68,106)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	(29,170)	(60,665)	(89,835)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	(30,877)	(89,271)	(120,148)
Croatia	Citibank, N.A.	2,670	1.00	(1)	6/20/18	(18,221)	(69,448)	(87,669)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	(90,560)	(340,800)	(431,360)
Croatia	Citibank, N.A.	1,660	1.00	(1)	3/20/20	14,111	(74,593)	(60,482)
Croatia	Citibank, N.A.	4,260	1.00	(1)	3/20/20	36,212	(200,084)	(163,872)
Croatia	Citibank, N.A.	10,000	1.00	(1)	3/20/20	85,006	(493,058)	(408,052)
Croatia	Citibank, N.A.	167	1.00	(1)	6/20/20	2,191	(8,158)	(5,967)
Croatia	Citibank, N.A.	1,000	1.00	(1)	6/20/20	13,098	(49,952)	(36,854)
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	(3,106)	(5,011)	(8,117)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	(15,149)	(23,536)	(38,685)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	(10,383)	(89,229)	(99,612)
Croatia	Goldman Sachs International	2,210	1.00	(1)	3/20/20	18,786	(102,482)	(83,696)
Croatia	Goldman Sachs International	3,410	1.00	(1)	3/20/20	28,987	(158,289)	(129,302)
Croatia	Goldman Sachs International	1,700	1.00	(1)	6/20/20	22,266	(85,203)	(62,937)
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	(46,874)	(135,520)	(182,394)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	(20,248)	(77,235)	(97,483)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	(10,491)	(15,767)	(26,258)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	(12,081)	(19,416)	(31,497)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(18,936)	(29,828)	(48,764)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(18,936)	(30,406)	(49,342)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	(22,198)	(64,796)	(86,994)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	(19,218)	(76,508)	(95,726)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	(43,062)	(157,006)	(200,068)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	(40,053)	(163,241)	(203,294)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	(36,012)	(70,041)	(106,053)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	(293,139)	(610,877)	(904,016)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	368,043	(170,598)	197,445
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	4,044	(1,969)	2,075
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	412,532	(170,026)	242,506
Egypt	Deutsche Bank AG	4,600	1.00	(1)	6/20/20	372,087	(173,293)	198,794
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	368,043	(171,640)	196,403
Italy	Bank of America, N.A.	11,150	1.00	(1)	12/20/21	344,062	(256,139)	87,923
Italy	Citibank, N.A.	22,995	1.00	(1)	12/20/21	709,569	(673,176)	36,393
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	464,971	(722,372)	(257,401)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Goldman Sachs International	$7,552	5.00	%(1)	12/20/18	$(308,780)	$160,424	$(148,356)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(286,170)	137,510	(148,660)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00	(1)	12/20/17	(289,342)	37,779	(251,563)
Malaysia	Barclays Bank PLC	13,320	1.00	(1)	12/20/21	186,727	(136,764)	49,963
Malaysia	BNP Paribas	14,910	1.00	(1)	12/20/21	209,017	(129,225)	79,792
Malaysia	BNP Paribas	14,900	1.00	(1)	12/20/21	208,876	(142,645)	66,231
Malaysia	BNP Paribas	11,175	1.00	(1)	12/20/21	156,657	(124,888)	31,769
Malaysia	Goldman Sachs International	5,482	1.00	(1)	12/20/21	76,850	(50,034)	26,816
Malaysia	HSBC Bank USA, N.A.	40,003	1.00	(1)	12/20/21	560,784	(347,047)	213,737
Malaysia	JPMorgan Chase Bank, N.A.	9,310	1.00	(1)	12/20/21	130,513	(78,583)	51,930
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	143,694	(161,938)	(18,244)
Mexico	Citibank, N.A.	4,150	1.00	(1)	6/20/22	152,905	(148,468)	4,437
Poland	Bank of America, N.A.	7,120	1.00	(1)	9/20/19	(131,858)	62,911	(68,947)
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(127,166)	67,904	(59,262)
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(80,745)	40,750	(39,995)
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(277,792)	140,221	(137,571)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(28,823)	20,506	(8,317)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(28,823)	19,319	(9,504)
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(201,475)	81,541	(119,934)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(60,965)	24,967	(35,998)
Qatar	Barclays Bank PLC	4,850	1.00	(1)	12/20/20	(66,889)	(71,475)	(138,364)
Qatar	Barclays Bank PLC	13,690	1.00	(1)	12/20/20	(188,805)	(151,291)	(340,096)
Qatar	Barclays Bank PLC	16,420	1.00	(1)	12/20/20	(226,456)	(234,691)	(461,147)
Qatar	Barclays Bank PLC	40,936	1.00	(1)	12/20/21	(382,607)	114,198	(268,409)
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	(15,060)	25,485	10,425
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	48,796	9,145	57,941
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	19,543	20,516	40,059
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(28,873)	14,519	(14,354)
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	(108,718)	71,554	(37,164)
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	(28,873)	13,684	(15,189)
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	(66,073)	31,315	(34,758)
Qatar	Deutsche Bank AG	3,070	1.00	(1)	6/20/21	(35,457)	(12,843)	(48,300)
Qatar	Deutsche Bank AG	3,140	1.00	(1)	6/20/21	(36,265)	(22,305)	(58,570)
Qatar	Deutsche Bank AG	6,290	1.00	(1)	6/20/21	(72,646)	(35,515)	(108,161)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(35,296)	16,736	(18,560)
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(70,270)	28,047	(42,223)
Qatar	Goldman Sachs International	10	1.00	(1)	12/20/20	(138)	(98)	(236)
Qatar	Goldman Sachs International	1,660	1.00	(1)	12/20/20	(22,894)	(30,451)	(53,345)
Qatar	Goldman Sachs International	9,740	1.00	(1)	12/20/20	(134,329)	(121,547)	(255,876)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	17,499	(8,702)	8,797
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	25,967	2,019	27,986
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(29,360)	13,138	(16,222)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	(27,474)	19,573	(7,901)
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	(33,711)	15,510	(18,201)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	(55,353)	29,337	(26,016)
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(22,140)	9,059	(13,081)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(55,510)	23,431	(32,079)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	80,842	25,170	106,012
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	43,729	(22,036)	21,693
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(948,162)	515,559	(432,603)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	41,861	(84,199)	(42,338)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America, N.A.	$5,575	1.00	%(1)	9/20/20	$114,764	$(88,679)	$26,085
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	425,201	(254,129)	171,072
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	129,137	(84,658)	44,479
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	1,958,233	(1,168,481)	789,752
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	1,393,101	(920,612)	472,489
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	1,076,761	(679,387)	397,374
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	1,330,903	(1,106,587)	224,316
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	41,861	(97,331)	(55,470)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	56,728	(62,537)	(5,809)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	56,728	(71,225)	(14,497)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	56,728	(101,889)	(45,161)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	160,106	(307,222)	(147,116)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	247,027	(340,869)	(93,842)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	300,569	(178,974)	121,595
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	183,695	(115,935)	67,760
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	725,643	(518,033)	207,610
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	607,266	(464,979)	142,287
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,125,583	(812,663)	312,920
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	725,643	(532,253)	193,390
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	57,862	(69,953)	(12,091)
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	52,190	(76,759)	(24,569)
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	80,053	(112,996)	(32,943)
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	160,106	(299,888)	(139,782)
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	425,201	(270,193)	155,008
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	193,706	(129,350)	64,356
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	261,527	(214,642)	46,885
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	668,796	(577,410)	91,386
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	114,764	(87,878)	26,886
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	113,221	(105,296)	7,925
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	29,849	(27,786)	2,063
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	257,319	(258,265)	(946)
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/20	325,470	(201,974)	123,496
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	1,132,940	(940,214)	192,726
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	1,016,569	(840,024)	176,545
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	433,835	(274,658)	159,177
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	200,713	(129,130)	71,583
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	714,942	(575,002)	139,940
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	581,776	(458,277)	123,499
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/22	529,415	(400,480)	128,935
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	34,552	(95,244)	(60,692)
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	30,499	(100,897)	(70,398)
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	57,862	(68,723)	(10,861)
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	56,728	(69,786)	(13,058)
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	58,997	(100,297)	(41,300)
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	80,053	(109,207)	(29,154)
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	80,053	(154,831)	(74,778)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	595,228	(421,590)	173,638
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	267,518	(174,642)	92,876
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	512,589	(397,380)	115,209
Spain	Bank of America, N.A.	15,000	1.00	(1)	6/20/20	(241,612)	(121,793)	(363,405)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(120,371)	(209,851)	(330,222)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(184,309)	(42,840)	(227,149)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Barclays Bank PLC	$10,000	1.00	%(1)	6/20/20	$(161,074)	$(287,773)	$(448,847)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(118,958)	(262,800)	(381,758)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(75,160)	(186,437)	(261,597)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(708,901)	(1,785,041)	(2,493,942)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(40,419)	(44,177)	(84,596)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(184,309)	(97,822)	(282,131)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(80,247)	(102,802)	(183,049)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(148,740)	(74,546)	(223,286)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(161,074)	(180,554)	(341,628)
Spain	Deutsche Bank AG	13,950	1.00	(1)	6/20/20	(224,699)	(334,178)	(558,877)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(205,090)	(442,887)	(647,977)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(382,547)	(963,270)	(1,345,817)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(80,537)	(145,052)	(225,589)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(137,110)	(309,357)	(446,467)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(80,247)	(100,099)	(180,346)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(240,742)	(594,915)	(835,657)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	(126,147)	—	(126,147)
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	(60,224)	—	(60,224)

Total						$15,251,743	$(29,505,043)	$(14,253,300)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $938,898,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

ALL	-	Albanian Lek

AMD	-	Armenian Dram

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TWD	-	New Taiwan Dollar

UGX	-	Ugandan Shilling

USD	-	United States Dollar

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2017 were $52,208,256 or 0.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options activity for the fiscal year to date ended January 31, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)	Premiums Received
Outstanding, beginning of period	$210,270	$14,845,493
Options written	215,595	1,682,041
Options exercised	(139,880)	(12,412,932)
Options expired	(178,090)	(3,051,836)

Outstanding, end of period	$107,895	$1,062,766

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$—	$(350,960)

Total		$—	$(350,960)

Credit	Credit Default Swaps	$27,803,138	$(27,097,702)
Credit	Credit Default Swaps (Centrally Cleared)*	2,180,553	(4,704,233)

Total		$29,983,691	$(31,801,935)

Equity Price	Futures Contracts*	$—	$(151,908)
Equity Price	Options Purchased	13,572,215	—

Total		$13,572,215	$(151,908)

Foreign Exchange	Currency Options Purchased	$16,691,477	$—
Foreign Exchange	Currency Options Written	—	(61,608)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	84,524,123	(125,526,618)

Total		$101,215,600	$(125,588,226)

Interest Rate	Futures Contracts*	$4,307,115	$(501,370)
Interest Rate	Interest Rate Swaps	15,778,474	(2,045,230)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	11,649,121	(21,575,793)

Total		$31,734,710	$(24,122,393)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2017 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount		Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
JPMorgan Chase Bank, N.A.	1/18/17	2/3/17	(0.20)%	HUF	6,522,804,800	$22,715,556	$22,737,508
JPMorgan Chase Bank, N.A.	1/23/17	2/8/17	(0.30)%	HUF	3,928,082,900	$13,679,481	$13,709,380
JPMorgan Chase Bank, N.A.	1/23/17	2/8/17	(0.30)%	HUF	2,873,961,000	$10,008,520	$10,031,254

HUF	-	Hungarian Forint

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2017. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio's investment in the Subsidiary, at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,719,616,352

Gross unrealized appreciation	$137,292,861
Gross unrealized depreciation	(303,847,462)

Net unrealized depreciation	$(166,554,601)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Foreign Government Bonds	$—	$3,733,497,992		$—	$3,733,497,992
Foreign Corporate Bonds	—	50,058,034		—	50,058,034
Sovereign Loans (Less Unfunded Loan Commitments)	—	16,987,425		55,017,361	72,004,786
Corporate Bonds & Notes	—	567,496		—	567,496
Collateralized Mortgage Obligations	—	33,849,675		—	33,849,675
Mortgage Pass-Throughs	—	290,270,617		—	290,270,617
U.S. Treasury Obligations	—	282,781,004		—	282,781,004
Common Stocks	53,149,931	33,842,415	**	—	86,992,346
Currency Options Purchased	—	16,691,477		—	16,691,477
Call Options Purchased	—	9,435,140		—	9,435,140
Put Options Purchased	4,137,075	—		—	4,137,075
Short-Term Investments -
Foreign Government Securities	—	66,241,549		—	66,241,549
U.S. Treasury Obligations	—	88,977,824		—	88,977,824
Repurchase Agreements	—	65,447,211		—	65,447,211
Other	—	718,893,973		—	718,893,973
Total Investments	$57,287,006	$5,407,541,832		$55,017,361	$5,519,846,199
Forward Foreign Currency Exchange Contracts	$—	$84,524,123		$—	$84,524,123
Futures Contracts	4,307,115	—		—	4,307,115
Swap Contracts	—	63,444,576		—	63,444,576
Total	$61,594,121	$5,555,510,531		$55,017,361	$5,672,122,013

Liability Description	Level 1	Level 2	Level 3*	Total
Currency Options Written	$—	$(61,608)	$—	$(61,608)
Securities Sold Short	—	(18,070,016)	—	(18,070,016)
Forward Foreign Currency Exchange Contracts	—	(125,526,618)	—	(125,526,618)
Futures Contracts	(852,330)	(151,908)	—	(1,004,238)
Swap Contracts	—	(54,316,081)	—	(54,316,081)
Total	$(852,330)	$(198,126,231)	$—	$(198,978,561)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017